UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6114

American Performance Funds

(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio	43219
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 762-7085

Date of fiscal year end: 8/31/08

Date of reporting period: 11/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

AMERICAN PERFORMANCE FUNDS

U.S Treasury Fund

Schedule of Portfolio Investments

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Repurchase Agreements (75.9%)
$100,000,000	Bear Stearns Cos., Inc., 2.90%, 12/3/07, (Purchased on 11/30/07, proceeds at maturity $100,024,167, collateralized by U.S. Treasury Securities, 0.00%, (4/30/08 - 11/15/13), fair value $102,043,875)	$100,000,000
209,774,553	Deutsche Bank Securities Inc., 3.10%, 12/3/07, (Purchased on 11/30/07, proceeds at maturity $209,828,745, collateralized by U.S. Treasury Securities, (0.00% - 6.25%), (5/15/10 - 5/15/30 ), fair value $213,970,044)	209,774,553
215,000,000	J.P.Morgan Securities Inc., 3.05%, 12/3/07, (Purchased on 11/30/07, proceeds at maturity $215,054,646, collateralized by U.S. Treasury Securities, 0.00%, (12/5/07 - 5/22/08), fair value $219,300,180)	215,000,000
250,000,000	Merrill Lynch Government Securities Inc., 4.25%, 12/3/07, (Purchased on 11/30/07, proceeds at maturity $250,088,542, collateralized by U.S. Government Securities, (0.00% - 11.64%), (9/20/32 - 9/20/37), fair value $255,000,856)	250,000,000
215,000,000	Societe Generale NY, 3.05%, 12/3/07, (Purchased on 11/30/07, proceeds at maturity $215,054,646, collateralized by U.S. Government Securities,(0.00% - 8.00%, (5/15/09 - 2/15/36), fair value $219,301,032)	215,000,000
250,000,000	UBS Financial Services Inc., 4.38%, 12/3/07, (Purchased on 11/30/07, proceeds at maturity $250,091,250, collateralized by U.S. Government Securities, (5.00% - 8.00%), (9/15/17 - 4/15/42), fair value $255,000,590)	250,000,000

Total Repurchase Agreements (Cost $1,239,774,553)		1,239,774,553
U.S. Treasury Obligations (24.4%)
400,000,000	U.S. Treasury Bill, 2.10%, 12/27/07(a)	398,989,431

Total U.S. Treasury Obligations (Cost $398,989,431)		398,989,431

Total Investments (Cost $1,638,763,984)(b)—100.3%		1,638,763,984
Liabilities in excess of other assets — (0.3)%		(4,957,177)

NET ASSETS — 100.0%		$1,633,806,807

(a)	Rate represents the effective yield at purchase.

(b)	Cost and value for federal income tax and financial reporting purposes are the same.

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Cash Management Fund

Schedule of Portfolio Investments

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Certificates of Deposit (17.3%)
Banking & Financial Services (17.3%)
$15,000,000	Abbey National Treasury Services YCD, 5.00%, 12/28/07	$15,000,000
25,000,000	Barclays Bank NY YCD, 4.90%, 2/15/08	25,000,521
30,000,000	BNP Paribas NY YCD, 5.34%, 12/26/07	30,004,026
25,000,000	Calyon NY YCD, 4.69%, 2/1/08	25,000,000
30,000,000	Deutsche Bank NY YCD, 5.40%, 12/12/07	30,000,000
30,000,000	Fortis Bank NY YCD, 4.83%, 1/7/08	30,000,000
30,000,000	Lloyds TSB Bank NY YCD, 5.33%, 1/9/08	30,000,316
30,000,000	Rabobank Nederland NV NY YCD, 4.70%, 2/8/08	30,000,000
30,000,000	Societe Generale YCD, 4.72%, 2/1/08	30,000,511
30,000,000	Wells Fargo YCD, 4.58%, 12/28/07	30,000,000
Total Certificates of Deposit (Cost $275,005,374)		275,005,374

Commercial Paper (47.9%)(a)
Banking (11.0%)
30,000,000	Bank of America Corp., 5.16%, 1/11/08	29,828,483
30,000,000	Bank of Nova Scotia, 4.61%, 12/14/07	29,950,275
30,000,000	Danske Corp., 4.72%, 1/9/08(b)	29,847,900
25,000,000	JP Morgan Chase & Co., 5.14%, 3/7/08	24,661,174
30,000,000	Royal Bank of Scotland, 4.79%, 12/18/07	29,932,708
30,000,000	UBS Finance Delaware LLC, 4.53%, 12/21/07	29,924,917

		174,145,457
Beverages (1.6%)
25,000,000	Coca-Cola Co., 4.50%, 1/23/08(b)	24,835,479

Chemicals (1.6%)
25,000,000	BASF AG, 4.79%, 1/25/08(b)	24,819,340

Diversified Manufacturing Operations (3.4%)
25,000,000	General Electric Co., 4.72%, 2/22/08	24,731,979
30,000,000	Siemens Capital Co. LLC, 4.91%, 12/21/07(b)	29,920,000

		54,651,979

Financial Services (14.3%)
30,000,000	AIG Funding, Inc., 4.80%, 2/1/08	29,754,584
10,000,000	Allianz Finance Corp., 4.77%, 2/26/08(b)	9,886,417
20,000,000	Allianz Finance Corp., 4.88%, 1/16/08(b)	19,876,822
25,000,000	American Express Credit Corp., 5.18%, 12/4/07	24,989,479
25,000,000	American Honda Finance, 4.58%, 1/24/08	24,832,000
30,000,000	CBA Delaware Finance, 5.12%, 2/4/08	29,727,000
30,000,000	Nestle Capital Corp., 4.63%, 3/13/08(b)	29,609,458
30,000,000	Nordea North America, Inc., 4.98%, 1/7/08	29,848,300
$30,000,000	Toyota Motor Credit Corp., 4.56%, 5/5/08	29,420,200

		227,944,260

Insurance (1.9%)
30,000,000	ING America Insurance Holdings, 4.73%, 2/19/08	29,688,667
Oil - Integrated Companies (5.6%)
30,000,000	BP Capital Markets PLC, 4.92%, 3/27/08(b)	29,536,875
30,000,000	Chevron Funding Corp., 4.48%, 1/11/08	29,847,958
30,000,000	Total Capital, 4.86%, 12/31/07(b)	29,880,000
		89,264,833
Pharmaceuticals (1.6%)
25,000,000	Glaxosmithkline Financial PLC, 4.59%, 1/22/08(b)	24,835,695
Security Brokers & Dealers (5.0%)
25,000,000	Bear Stearns Co. Inc., 4.97%, 12/26/07	24,914,410
30,000,000	Goldman Sachs Group, Inc., 4.97%, 1/31/08	29,754,475
25,000,000	Merrill Lynch & Co., 4.91%, 12/18/07	24,942,153

		79,611,038

Transportation & Shipping (1.9%)
30,000,000	United Parcel Service, 4.46%, 2/1/08(b)	29,771,633

Total Commercial Paper (Cost $759,568,381)		759,568,381
U.S. Government Agency Securities (11.2%)
	Federal Home Loan Bank
45,000,000	4.37%, 12/11/07	44,946,250
20,000,000	4.60%, 11/28/08	20,000,000
40,000,000	4.63%, 11/19/08	40,000,000
10,000,000	4.63%, 12/4/08	10,000,000
10,000,000	4.65%, 11/28/08	10,000,000
25,000,000	5.30%, 3/19/08	25,000,000
7,500,000	5.40%, 4/9/08	7,500,000
20,000,000	Federal National Mortgage Association, 5.30%, 1/8/08	20,000,000
Total U.S. Government Agency Securities (Cost $177,446,250)		177,446,250
Repurchase Agreements (24.4%)
50,000,000	Bear Stearns Cos., Inc., 4.50%, 12/3/07, (Purchased on 11/30/07, proceeds at maturity $50,018,750, collateralized by U.S. Treasury Security, (0.00% - 5.50%), (12/26/07 - 11/15/22), fair value $53,468,217)	50,000,000

AMERICAN PERFORMANCE FUNDS

Cash Management Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Repurchase Agreements, continued:
$112,403,319	Deutsche Bank Securities, Inc., 4.55%, 12/3/07, (Purchased on 11/30/07, proceeds at maturity $112,445,938, collateralized by U.S. Government Securities, (0.00% - 5.50%), (12/3/07 - 3/29/19), fair value $ 114,654,632)	$112,403,319
110,000,000	JP Morgan Securities, Inc., 4.55%, 12/3/07, (Purchased on 11/30/07, proceeds at maturity $110,041,708, collateralized by U.S. Government Securities, (0.00% - 6.08%), (12/5/07 - 12/11/26), fair value $112,200,112)	110,000,000
115,000,000	UBS Financial Services Inc., 4.54%, 12/3/07, (Purchased on 11/30/07, proceeds at maturity $115,043,508, collateralized by U.S. Government Security, (0.00% ), (12/28/07), fair value $117,303,425)	115,000,000

Total Repurchase Agreements (Cost $387,403,319)		387,403,319

Total Investments (Cost $1,599,423,324)(c)—100.8%		1,599,423,324
Liabilities in excess of other assets — (0.8)%		(11,958,625)

NET ASSETS — 100.0%		$1,587,464,699

(a)	Rate represents the effective yield at purchase.

(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(c)	Cost and value for federal income tax and financial reporting purposes are the same.

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Municipal Bonds (82.4%)
Alabama (3.3%)(a)
$15,800,000	Health Care Authority for Baptist, 3.59%, 11/15/36, Enhanced by: MBIA	$15,800,000

Colorado (4.6%)(a)
8,500,000	Broomfield Colorado Urban Renewal, 3.60%, 12/1/30, Enhanced by: LOC	8,500,000
7,000,000	Colorado State Educational & Cultural Facilities Authority Revenue, 3.60%, 7/1/37, Enhanced by: LOC	7,000,000
6,625,000	Denver Colorado City & County Airport Revenue, 3.67%, 11/15/25, Enhanced by: LOC, AMT	6,625,000
		22,125,000
District of Columbia (1.2%)(a)
5,665,000	District of Columbia Revenue, 3.60%, 10/1/30, Enhanced by: LOC	5,665,000

Florida (3.4%)
4,590,000	Orange County Florida Housing Financial Authority Multifamily Revenue, 3.66%, 8/15/35, Enhanced by: LOC, AMT(a)	4,590,000
12,000,000	Palm Beach Florida, 3.72%, 2/14/08, Enhanced by: LOC	12,000,000

		16,590,000

Georgia (4.8%)
2,240,000	Athens-Clarke County Georgia University Development Revenue, 3.60%, 4/1/31, Enhanced by: LOC(a)	2,240,000
1,575,000	Fulton County Georgia Hospital Authority Revenue, 3.60%, 10/1/33, Enhanced by: LOC(a)	1,575,000
12,800,000	MARTA Georgia, 3.67%, 12/12/07, Enhanced by: LOC	12,800,000
6,500,000	Richmond County Georgia Hospital Authority Revenue, 3.60%, 1/1/25, Enhanced by: LOC(a)	6,500,000

		23,115,000

Illinois (12.0%)
10,000,000	Aurora Illinois Economic Development Revenue, 3.58%, 6/1/29, Enhanced by: LOC(a)	10,000,000
7,800,000	Cook County Illinois Revenue, 3.63%, 5/1/35, Enhanced by: LOC(a)	7,800,000
5,000,000	Illinois Educational Facilities Authority Revenue, 3.66%, 12/12/07, Enhanced by: LOC	5,000,000
7,500,000	Illinois Educational Facilities Authority Revenue, Elmhurst College, 3.63%, 3/1/33, Enhanced by : LOC(a)	7,500,000
10,000,000	Illinois Financial Authority Revenue, 3.60%, 11/1/41, Enhanced by: LOC(a)	10,000,000
10,500,000	Illinois Financial Authority Revenue Chicago Historical Society, 3.60%, 1/1/36, Enhanced by: LOC(a)	10,500,000
6,700,000	Quincy Illinois Revenue, Blessing Hospital Project, 3.63%, 11/15/33, Enhanced by: LOC(a)	6,700,000

		57,500,000

Indiana (1.9%)(a)
9,200,000	Indiana State Financial Authority Environmental Revenue, 3.61%, 6/1/35, Enhanced by: LOC	9,200,000

Kentucky (2.5%)(a)
4,900,000	Jefferson County Kentucky Student Housing, Industrial Building Revenue, 3.61%, 9/1/29, Enhanced by: LOC	4,900,000
7,315,000	Jeffersontown Kentucky Lease Program Revenue, 3.68%, 3/1/30, Enhanced by: LOC	7,315,000

		12,215,000
Louisiana (2.7%)(a)
13,000,000	Louisiana Local Government Environment Facilities Community Development Authority Revenue, 3.57%, 10/1/26, Enhanced by: LOC	13,000,000

Massachusetts (2.1%)
10,000,000	Massachusetts State School Building Authority, 3.45%, 2/7/08, Enhanced by: LOC	10,000,000

Michigan (2.9%)(a)
5,800,000	Detroit Michigan Sewer Disposal Revenue, 3.58%, 7/1/27, Insured by: FSA	5,800,000
6,000,000	Michigan State Hospital Finance Authority Revenue, 3.62%, 12/1/30, Insured by: AMBAC	6,000,000
2,150,000	Michigan State Strategic Fund, Solid Waste Disposal, Grayling Generating Project, AMT, 3.65%, 1/1/14, Enhanced by: LOC	2,150,000
		13,950,000
Missouri (1.9%)(a)
6,900,000	Missouri State Health & Educational Facilities Authority, 3.58%, 2/1/31, Enhanced by: LOC	6,900,000
2,400,000	Missouri State Highways & Transportation Revenue, 3.60%, 5/1/15, Enhanced by: LOC	2,400,000

		9,300,000

New York (3.3%)
10,000,000	Metropolitan Transportation Authority New York, 3.46%, 2/7/08, Enhanced by: LOC	10,000,000

AMERICAN PERFORMANCE FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Amortized Cost
Municipal Bonds, continued:
New York, continued:
$5,800,000	New York, NY, 3.51%(a), 3/1/34, Enhanced by: LOC	$5,800,000

		15,800,000

North Carolina (2.9%)(a)
14,000,000	North Carolina Capital Facilities Financial Agency Recreational Facilities Revenue, 3.61%, 4/1/29, Enhanced by: LOC	14,000,000

Ohio (1.7%)(a)
8,000,000	Franklin County Ohio Hospital Revenue, 3.58%, 5/1/41, Insured by: AMBAC	8,000,000
Pennsylvania (4.4%)
10,000,000	Delaware County Pennsylvania Industrial Development Authority, 3.45%, 3/6/08, Enhanced by: LOC	10,000,000
11,000,000	Hamburg Pennsylvania Area School District, 3.62%, 5/15/25, Credit Support: FSA(a)	11,000,000

		21,000,000

Tennessee (4.2%)(a)
20,000,000	Montgomery County Tennessee Public Building Pooled Authority Revenue, 3.59%, 11/1/27, Enhanced by: LOC	20,000,000
Texas (5.4%)
12,050,000	Brownsville Texas Utility Systems, 3.55%, 1/11/08, Enhanced by: LOC	12,050,000
8,000,000	Calhoun County Texas Industrial Development Authority Port Revenue, 3.67%, 11/1/15, Enhanced by: LOC, AMT (a)	8,000,000
6,000,000	Midlothian Texas Industrial Development Corporate Pollution Control Revenue, 3.59%, 12/1/09, Enhanced by: LOC(a)	6,000,000

		26,050,000

Utah (2.1%)(a)
10,000,000	Emery County Utah Pollution Control Revenue, 3.60%, 7/1/15, Enhanced by: LOC	10,000,000

Vermont (1.7%)(a)
8,000,000	Vermont State Student Assistance Corp., Student Loan Revenue, 3.40%, 1/1/08, Enhanced by: LOC	8,000,000

Virginia (3.7%)
11,915,000	Falls Church Virginia Economic Development Authority Revenue, 3.61%, 7/1/31, Enhanced by: LOC(a)	11,915,000

Shares or Principal Amount	Security Description	Amortized Cost
Municipal Bonds, continued:
Virginia, continued:
$5,995,000	Peninsula Ports Authority Virginia Revenue, 3.70%, 12/5/07, Enhanced by: LOC	$5,995,000
		17,910,000
Washington (2.6%)
6,000,000	Port Seattle Washington, 3.45%, 3/6/08, Enhanced by: LOC	6,000,000
6,700,000	Washington State Health Care Facilities Authority Lease Revenue, 3.60%, 1/1/32, Enhanced by: LOC(a)	6,700,000
		12,700,000
West Virginia (3.7%)
8,000,000	West Virginia Public Energy Authority Revenue, 3.72%, 12/12/07, Enhanced by: LOC, AMT	8,000,000
10,000,000	West Virginia State Hospital Finance Authority Revenue, 3.60%, 10/1/36, Enhanced by: LOC(a)	10,000,000
		18,000,000
Wisconsin (3.4%)(a)
4,000,000	Beaver Dam Wisconsin Development Revenue, 3.60%, 12/1/36, Enhanced by: LOC	4,000,000
	Wisconsin State Health & Educational Facilities Authority Revenue
4,980,000	3.60%, 8/15/33, Enhanced by: LOC	4,980,000
7,500,000	3.60%, 3/1/36, Enhanced by: LOC	7,500,000

		16,480,000

Total Municipal Bonds (Cost $396,400,000)		396,400,000
Investment Companies (0.0%)(a)
25,655	Goldman Sachs Tax-Free Money Market Fund	25,655
29,145	SEI Tax-Exempt Trust Institutional Money Market Fund, Class A	29,145

Total Investment Companies (Cost $54,800)		54,800
Total Investments (Cost $396,454,800)(b)—82.4%		396,454,800
Other assets in excess of liabilities — 17.6%		84,784,514
NET ASSETS — 100.0%		$481,239,314

(a)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2007. The date presented reflects the final maturity date.

(b)	Cost and value for federal income tax and financial reporting purposes are the same.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

FSA	Financial Security Assurance

LOC	Letter of Credit

MBIA	Municipal Bond Insurance Association

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds (97.3%)
Arizona (0.1%)
$15,000	Phoenix Arizona, GO, Series A, 4.50%, 7/1/16, Callable 7/1/08 @ 101*	$15,213

California (1.3%)
10,000	Forestville California University School District, GO, 5.00%, 8/1/11, Insured by: FSA	10,636
15,000	Metropolitan Water District, Southern California Waterworks Revenue, 5.00%, 7/1/18, Callable 1/1/08 @ 101*	15,170
10,000	Morgan Hill California University School District, GO, 5.00%, 8/1/12, Callable 8/1/11 @ 101, Insured by: FGIC*	10,700
	Pomona California Public Financing Authority Revenue*
80,000	5.00%, 2/1/24, Callable 2/1/08 @ 102, Insured by: MBIA	81,733
25,000	5.00%, 2/1/24, Callable 2/1/08 @ 102, Insured by: MBIA	25,564
15,000	San Bernardino County California Transportation Authority, Series A, 4.88%, 3/1/10, Callable 3/1/08 @ 101*, Insured by: FSA	15,211
25,000	San Diego California Public Facilities Financing Authority Revenue, Series A, 4.38%, 9/2/12, Callable 9/2/09 @ 101, Insured by: AMBAC*	25,655
10,000	San Mateo County California Transportation District, 4.75%, 6/1/16, Callable 6/1/08 @ 101, Insured by: MBIA*	10,168
10,000	West Contra Costa California University School District, GO, 5.00%, 8/1/15, Callable 8/1/09 @ 101, Insured by: FGIC*	10,365

		205,202

Florida (1.1%)
25,000	Florida Municipal Loan Council Revenue, 4.50%, 4/1/13, Callable 4/1/09 @ 101, Insured by: MBIA*	25,558
120,000	Miami-Dade County Florida Public Facilities Revenue, Jackson Memorial Hospital, 5.00%, 6/1/18, Callable 6/1/08 @ 101, Insured by: FSA*	122,147
20,000	West Palm Beach Florida, Utility System Revenue, 3.50%, 10/1/12, Callable 10/1/10 @ 100, Insured by: FSA*	20,021

		167,726

Georgia (0.3%)
25,000	Coweta County Georgia Development Authority Revenue, 5.13%, 1/1/17, Callable 1/1/10 @ 101, Insured by: AMBAC*	26,166
20,000	Dalton-Whitfield County Georgia Hospital Authority Revenue, 5.25%, 7/1/13, Callable 1/18/08 @ 101, Insured by: MBIA*	20,026

		46,192

Illinois (13.3%)
250,000	Illinois Health Facilities Authority Revenue, Series A, 5.50%, 2/15/15, Callable 2/15/11 @ 101, Insured by: FSA*	266,095
285,000	Joliet Illinois Waterworks & Sewage Revenue, Series A, 5.00%, 1/1/14, Callable 1/1/12 @ 100, Insured by: AMBAC*	301,137
215,000	Kane County Illinois School District No. 129 Aurora West Side, GO, Series B, 4.70%, 2/1/15, Callable 2/1/12 @ 100, Insured by: FGIC*	223,286
15,000	University of Illinois Certificates, 4.25%, 10/1/09, Insured by: AMBAC	15,235
670,000	Will County Illinois Community High School Dist. No. 210 Lincoln-Way School Bldg., 5.00%, 1/1/17, Insured by: FGIC	731,807
500,000	Will County School District No. 122, GO, Series B, 5.10%, 11/1/15, Callable 11/1/11 @ 100, Insured by: FGIC*	530,555

		2,068,115

Indiana (10.2%)
	Bartholomew County Indiana Building Corp.
390,000	4.25%, 7/15/14	396,064
305,000	4.25%, 7/15/15	308,355
10,000	East Chicago Indiana Multiple School Building Corp., 5.40%, 7/15/12, Callable 7/15/08 @ 101, Insured by: AMBAC*	10,219
845,000	New Albany Indiana Redevelopment Authority, 4.00%, 2/1/14	853,019
20,000	Warren Township Indiana School Building Corp., 5.00%, 7/5/14, Callable 7/5/08 @ 101, Insured by: FSA*	20,377

		1,588,034

Iowa (0.5%)
50,000	Iowa City Sewer Revenue, 4.10%, 7/1/12, Callable 7/1/10 @ 100, Insured by: FSA*	50,933

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Iowa, continued:
$25,000	Iowa City Water Revenue, 4.75%, 7/1/12, Callable 7/1/08 @ 100, Insured by: FGIC*	$25,198

		76,131

Kansas (1.7%)
250,000	University of Kansas Hospital Authority Health Facilities Revenue, 5.70%, 9/1/20, Callable 9/1/09 @ 100, Insured by: AMBAC*	260,252

Kentucky (0.1%)
5,000	Campbell & Kenton Counties Sanitary District Revenue, Series A, 5.00%, 8/1/17, Callable 8/1/11 @ 101, Insured by: FSA*	5,314
10,000	Kentucky State Turnpike Authority Economic Development Road Revenue, 5.15%, 7/1/19, Callable 7/1/11 @ 100, Insured by: FSA*	10,472

		15,786

Louisiana (0.2%)
10,000	Bossier City Louisiana Public Improvement Sales and Use Tax Revenue, 3.65%, 11/1/08, Insured by: AMBAC	10,028
25,000	Orleans Parish Louisiana Parishwide School District, GO, 4.80%, 9/1/09, Callable 1/18/08 @ 100, Insured by: FGIC*	25,027

		35,055

Michigan (10.9%)
	Lake Orion Michigan Community School District,GO*
490,000	5.00%, 5/1/16, Callable 5/1/12 @ 100, Insured by: Q-SBLF	519,841
110,000	5.00%, 5/1/16, Prerefunded 5/1/12 @ 100, Insured by: Q-SBLF	117,676
600,000	Michigan State Building Authority Revenue, Series I, 4.75%, 10/15/15, Callable 10/15/09 @ 100*	615,672
400,000	Novi Michigan Special Assessment, 4.75%, 10/1/14, Callable 10/1/08 @ 100, Insured by: AMBAC*	403,704
25,000	Ottawa County Michigan, GO, 5.05%, 8/1/14, Callable: 8/1/08 @ 100*	25,253

		1,682,146

Mississippi (0.4%)
60,000	Mississippi Development Bank, Special Obligation Revenue, Series B, 5.55%, 7/1/16, Callable 7/1/10 @ 100, Insured by: FSA*	63,334

Missouri (0.5%)
10,000	Chesterfield Missouri, GO, 5.00%, 2/15/14, Callable: 2/15/08 @ 100*	10,031
25,000	Missouri State Health & Education Facilities Authority Revenue, Washington University, 5.00%, 6/15/21, Callable 6/15/09 @ 100*	25,633
10,000	Missouri State Health & Educational Facilities Authority Revenue, Rockhurst High School, 4.60%, 6/1/08, Callable 1/18/08 @ 100, Enhanced by: Allied Irish Bank*	10,040
5,000	St. Joseph Hospital Jackson County Revenue, 7.50%, 6/1/10, Callable 1/18/08 @ 100, ETM * (a)	5,258
5,000	St. Louis Missouri Municipal Finance Corp., 5.40%, 2/15/12, Callable 1/18/08 @ 101, Insured by: AMBAC*	5,020
20,000	Stone County Missouri Reorganization School District No. 4, GO, 4.95%, 3/1/13, Callable 3/1/08 @ 100, Insured by: State Aid*	20,073
10,000	Wentzville Missouri School District No. 4, GO, 4.70%, 3/1/11, Callable 3/1/08 @ 100, Insured by: FSA*	10,033

		86,088

Nebraska (0.1%)
10,000	Lincoln Nebraska, GO, 3.45%, 6/15/15, Callable 6/15/13 @ 100*	9,907

New York (0.2%)
25,000	New York City Transport Authority Revenue, 5.40%, 1/1/18, Insured by: FSA	27,959
5,000	New York State Urban Development Corp. Revenue, Series B, 4.75%, 1/1/28, Callable 1/1/09 @ 101, ETM, Insured by: AMBAC*	5,128

		33,087

Ohio (0.1%)
10,000	Alliance Ohio Water Works, 5.00%, 11/15/20, Callable 11/15/08 @ 101, Insured by: MBIA*	10,211

Oklahoma (8.3%)
200,000	Edmond Oklahoma Public Works Authority Utility Revenue, 5.60%, 7/1/19, Callable 7/1/09 @ 100, Insured by: AMBAC*	207,140
500,000	Oklahoma City Water Utilities Revenue, Series A, 5.00%, 7/1/16, Callable 7/1/09 @ 100*	512,235
50,000	Oklahoma County Independent School District 89, GO, 4.50%, 2/1/09, Insured by: FGIC	50,704
50,000	Oklahoma State Turnpike Authority, 5.00%, 1/1/15, Callable 1/1/09 @ 100, Insured by: FGIC*	50,914

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Municipal Bonds, continued:
Oklahoma, continued:
$285,000	Oklahoma University Board of Regents, Series A, 5.50%, 6/1/16, Callable 6/1/11 @ 100, Insured by: MBIA*	$305,677
150,000	University of Oklahoma Revenue, 3.70%, 6/1/13, Insured by: MBIA	152,407

		1,279,077

Oregon (0.0%)
5,000	Albany Oregon, GO, 4.25%, 3/1/10, Callable 3/1/09 @ 100, Insured by: FGIC*	5,063

Pennsylvania (7.6%)
50,000	Delaware County Pennsylvania, GO, 5.13%, 10/1/13, Callable 10/1/09 @ 100*	51,494
10,000	Delaware County Pennsylvania Authority Health Care Revenue, 5.38%, 11/15/23, Callable 1/18/2008 @ 100, Insured by: Connie Lee, ETM * (a)	10,639
25,000	Downingtown Pennsylvania Area School District, GO, 3.90%, 3/1/10, Callable 3/1/08 @ 100, Insured by: FGIC*	25,036
250,000	Lackawanna County Pennsylvania, GO, Series A, 4.80%, 1/1/13, Callable 1/1/09 @ 100, Insured by: FGIC*	253,533
750,000	Pennsylvania State, GO, Third Series, 5.00%, 9/1/16, Callable 9/1/14 @ 100*	812,737
25,000	Plumstead Township Pennsylvania, GO, 4.25%, 12/15/12, Callable 12/15/07 @ 100, Insured by: AMBAC*	25,009

		1,178,448

Rhode Island (0.4%)
60,000	Providence Rhode Island, GO, 5.45%, 1/15/10, Callable 1/18/08 @ 101, Insured by: FSA*	60,701

Texas (24.8%)
50,000	Bay City Texas Independent School District, GO, 4.80%, 2/15/14, Callable 2/15/08 @ 100, Insured by: PSF-GTD*	50,143
30,000	Baytown Texas, GO, 4.75%, 2/1/11, Callable 8/1/08 @ 100*	30,255
275,000	Brazos River Authority Revenue, 5.13%, 5/1/19, Callable 5/1/08 @ 102, Insured by: AMBAC*	281,853
75,000	Clear Brook City Texas Municipal Utilities District, 5.13%, 2/1/26, Callable 2/1/11 @ 100, Insured by: FGIC*	76,705
	Conroe Texas Independent School District, GO*
95,000	4.90%, 2/15/17, Callable: 2/15/08 @ 100, Insured by: PSF-GTD	95,257
55,000	4.90%, 2/15/17, Callable: 2/15/08 @ 100, Insured by: PSF-GTD	55,169
500,000	Dallas Texas Independent School District, GO, 4.50%, 8/15/14, Callable 8/15/09 @ 100, Insured by: PSF-GTD*	508,350
165,000	Del Rio Texas, GO, Series B, 4.50%, 7/1/16, Callable 7/1/12 @ 100, Insured by: AMBAC*	170,305
135,000	Fort Bend Texas Independent School District, GO, 5.13%, 8/15/22, Callable 8/15/10 @ 100, Insured by: PSF-GTD*	138,888
	Houston, Texas, GO*
400,000	4.75%, 3/1/17, Callable 3/1/09 @ 100, Insured by: MBIA	407,140
100,000	4.75%, 3/1/17, Callable 3/1/09 @ 100, Insured by: MBIA	101,305
215,000	Lubbock Texas Independent School District, GO, 4.50%, 2/15/16, Callable 2/15/12 @ 100, Insured by: PSF-GTD*	221,618
40,000	McKinney Texas, GO, 4.70%, 8/15/14, Insured by: FSA	40,666
40,000	Mission Texas Construction Independent School District, GO, 5.00%, 2/15/16, Callable 2/15/08 @ 100, Insured by: PSF-GTD*	40,131
10,000	Montgomery County Texas Municipal Utility District No. 46, GO, 3.00%, 3/1/09, Insured by: FGIC	9,946
	Northside Texas Independent School District, GO*
5,000	5.00%, 2/15/23, Callable 2/15/11 @ 100, Insured by: PSF-GTD	5,261
5,000	5.00%, 2/15/23, Callable 2/15/11 @ 100, Insured by: PSF-GTD	5,152
550,000	Pflugerville Texas, 4.75%, 8/1/20, Callable 8/1/13 @ 100, Insured by: FGIC*	565,928
350,000	Port Arthur Texas Naval District, GO, 4.88%, 3/1/17, Callable 3/1/08 @ 100, Insured by: AMBAC*	350,773
50,000	Red River Authority Texas Pollution Control, 5.20%, 7/1/11, Callable 1/18/08 @ 101, Insured by: AMBAC*	51,726
50,000	San Patricio Texas, Municipal Water District, 4.75%, 7/10/13, Callable 7/10/09 @ 100, Insured by: FSA*	51,143
265,000	Texas State, GO, Series B, 5.13%, 10/1/15, Callable 10/1/08 @ 101*	271,190
100,000	Texas State Public Finance Authority, Series B, 4.80%, 2/1/16, Callable 2/1/09 @ 100, Insured by: AMBAC*	101,726

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Texas, continued:
$200,000	Texas State University System, 5.00%, 3/15/20, Callable 3/15/12 @ 100, Insured by: FSA*	$209,008

		3,839,638

Washington (7.3%)
300,000	Seattle Drain & Wastewater Revenue, 5.00%, 11/1/17, Callable 11/1/11 @ 100, Insured by: FGIC*	317,241
750,000	Washington State, GO, Series C, 5.00%, 1/1/17, Insured by: AMBAC	819,187

		1,136,428

West Virginia (0.1%)(a)
10,000	Ohio County West Virginia Building Commission Revenue, 7.00%, 10/1/10, Callable 4/1/08 @ 100, ETM*	10,576

Wisconsin (7.8%)
20,000	Appleton Wisconsin Storm Water System Revenue, 4.00%, 4/1/17, Callable 4/1/13 @ 100, Insured by: MBIA*	20,373
250,000	Milwaukee County Wisconsin, GO, Series A, 5.00%, 10/1/14, Callable 10/1/11 @ 100*	264,078
850,000	Wisconsin State, GO, Series B, 5.00%, 5/1/17, Insured by: FSA	917,260
		1,201,711

Total Municipal Bonds (Cost $14,681,754)		15,074,121

Investments In Affiliates (1.7%)
264,414	American Performance Tax Free Money Market Fund	264,414

Total Investments In Affiliate (Cost $264,414)		264,414

Total Investments (Cost $14,946,168)(b) — 99.0%		15,338,535
Other assets in excess of liabilities — 1.0%		153,350

NET ASSETS — 100.0%		$15,491,885

(*)	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

(a)	Security was fair valued at November 30, 2007, using procedures approved by the Board of Trustees.

(b)	Represents cost for financial reporting purposes.

AMBAC	American Municipal Bond Assurance Corp.

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Corporation

FSA	Financial Security Assurance

GO	General Obligations Bond

MBIA	Municipal Bond Insurance Association

PSF-GTD	Public School Fund Guaranteed

Q-SBLF	Qualified School Bond Loan Fund

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (2.4%)
$727,646	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20 (a)	$727,992
460,501	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21 (a)	464,724
910,156	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20 (a)	906,733
455,877	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12 (a)	470,793
1,715,701	Bear Stearns Asset Backed Securities Trust, Series 2005-AC8, Class A5, 5.58%, 11/25/35	1,723,454
462,229	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10 (a)	472,464
8,550	Origen Manufactured Housing, Series 2004-A, Class A2, 3.38%, 8/15/17	8,505
99,311	Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21 (a)	92,359
404,700	PSB Lending Home Loan Owner Trust, Series 1997-4, Class M1, 8.38%, 5/20/24	400,530

Total Asset Backed Securities (Cost $4,978,259)		5,267,554

Mortgage Backed Securities (62.8%)
101,906	ABN AMRO Mortgage Corp., Series 2003-1, Class A2, 5.00%, 2/25/18	101,904
471,964	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A6, 5.75%, 1/25/33	473,115
729,920	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A8, 5.75%, 1/25/33	727,175
70,000	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 4.59%, 5/25/35 (b)	69,523
263,289	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 6.03%, 3/25/35(b)	263,247
112,815	American General Mortgage Loan Trust, Series 2006-1, Class A1, 5.75%, 12/25/35	111,458
550,000	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.20%, 6/25/36	556,202
683,508	Banc of America Alternative Loan Trust, Series 2005-5, Class 4A1, 5.00%, 6/25/19	675,783
647,115	Banc of America Alternative Loan Trust, Series 2004-9, Class 2CB2, 5.50%, 10/25/34	643,686
1,012,569	Banc of America Alternative Loan Trust, Series 2004-4, Class 4A1, 5.75%, 5/25/34	1,011,465
6,981	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A1A, 7.11%, 11/15/31	6,994
71,545	Banc of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17	72,461
207,455	Banc of America Mortgage Securities, Series 2003-F, Class 2A1, 3.73%, 7/25/33(b)	205,604
345,711	Banc of America Mortgage Securities, Series 2004-F, Class 2A7, 4.15%, 7/25/34(b)	342,756
170,229	Banc of America Mortgage Securities, Series 2003-H, Class 2A3, 4.31%, 9/25/33(b)	168,801
577,806	Banc of America Mortgage Securities, Series 2003-1, Class 2A4, 5.00%, 2/25/18	574,014
307,209	Banc of America Mortgage Securities, Series 2004-2, Class 2A1, 5.25%, 3/25/34	307,622
144,588	Banc of America Mortgage Securities, Series 2004-7, Class 5A10, 5.25%, 8/25/34	144,074
125,685	Banc of America Mortgage Securities, Series 2006-A, Class 2A1, 5.44%, 2/25/36(b)	125,638
135,130	Banc of America Mortgage Securities, Series 2004-E, Class 1A1, 5.50%, 6/25/34(b)	134,949
345,000	Banc of America Mortgage Securities, Series 2003-2, Class 1A11, 5.50%, 4/25/33	346,315
91,948	Banc of America Mortgage Securities, Series 2003-8, Class 1A9, 5.50%, 11/25/33	91,680
720,055	Banc of America Mortgage Securities, Series 2005-2, Class 1A2, 5.50%, 4/25/35	721,696
92,625	Banc of America Mortgage Securities, Series 2006-B, Class 2A1, 6.10%, 11/20/36(b)	93,814
611,872	Banc of America Mortgage Securities, Series 2004-2, Class 5A1, 6.50%, 10/25/31	621,110
508,132	Banc of America Mortgage Securities, Series 2004-1, Class 5A1, 6.50%, 9/25/33	517,818
50,000	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.55%, 6/25/34(b)	49,278
188,513	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 4.80%, 1/25/35(b)	188,257
293,806	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 5.94%, 10/25/36(b)	296,418
52,955	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 6.40%, 9/25/34(b)	53,870

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$37,982	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 5.44%, 7/25/35(b)	$37,732
527,593	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 5.95%, 2/25/36(b)	521,399
428,131	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.71%, 3/25/31(b)	438,149
1,622,247	Cendant Mortgage Corp., Series 2003-9, Class 2A2, 4.84%, 11/25/18(b)	1,617,321
75,626	Cendant Mortgage Corp., Series 2003-8, Class 1A2, 5.25%, 10/25/33	75,410
1,651,212	Cendant Mortgage Corp., Series 2003-9, Class 1A6, 5.25%, 11/25/33	1,654,251
65,668	Chase Funding Mortgage Loan Asset-Backed, Series 2001-4, Class 1A6, 6.24%, 1/25/13	65,853
251,884	Chase Mortgage Finance Corp., Series 2004-S1, Class A7, 4.50%, 2/25/19	246,453
392,035	Chase Mortgage Finance Corp., Series 2003-S1, Class 2A1, 5.00%, 2/25/18	388,831
143,758	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	144,387
79,842	Chase Mortgage Finance Corp., Series 2003-S5, Class A4, 5.50%, 6/25/33	78,708
669,330	Chase Mortgage Finance Corp., Series 2005-S3, Class A4, 5.50%, 11/25/35	669,848
49,914	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A1, 6.00%, 1/25/34	50,370
575,000	Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36	584,993
136,229	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	134,519
125,864	Chaseflex Trust, Series 2006-2, Class A1A, 5.59%, 9/25/36(b)	126,458
82,788	CIT Marine Trust, Series 1999-A, Class A4, 6.25%, 11/15/19	82,800
108,281	Citicorp Mortgage Securities, Inc., Series 2003-10, Class A2, 4.50%, 11/25/18	106,830
175,770	Citicorp Mortgage Securities, Inc., Series 2003-4, Class A4, 5.00%, 3/25/18	174,364
267,850	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A3, 5.00%, 12/25/33	266,188
79,532	Citicorp Mortgage Securities, Inc., Series 2004-1, Class 1A1, 5.25%, 1/25/34	79,401
486,398	Citicorp Mortgage Securities, Inc., Series 2004-3, Class A9, 5.25%, 5/25/34	481,867
22,096	Citicorp Mortgage Securities, Inc., Series 2003-3, Class A4, 5.50%, 3/25/33	22,120
41,550	Citicorp Mortgage Securities, Inc., Series 2003-5, Class 1A1, 5.50%, 4/25/33	41,651
1,631,260	Citicorp Mortgage Securities, Inc., Series 2004-8, Class 1A1, 5.50%, 10/25/34	1,636,345
154,299	Citicorp Mortgage Securities, Inc., Series 1994-3, Class A13, 6.50%, 2/25/24	153,694
79,951	Citicorp Residential Mortgage Securities, Inc., Series 2006-2, Class A1A, 5.87%, 9/25/36	78,852
195,281	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36	194,038
76,240	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 4.68%, 8/25/35(b)	75,566
140,820	Citigroup Mortgage Loan Trust, Inc., Series 2004-2, Class 2A1, 6.50%, 8/25/18	142,397
440,633	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31	448,758
30,075	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA1, 6.50%, 10/25/33	30,973
110,846	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	116,323
19,131	Commercial Mortgage Asset Trust, Series 1999-C1, Class A3, 6.64%, 1/17/32	19,426
88,230	Commercial Mortgage Pass-Through Certificates, Series 1999-1, Class A2, 6.46%, 5/15/32	88,446
69,106	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	68,221
139,399	Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1, 5.25%, 9/25/19	136,077
205,369	Countrywide Alternative Loan Trust, Series 2005-32T1, Class A1, 5.25%, 8/25/35	204,175
515,052	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A2, 5.50%, 7/25/34	511,982
292,452	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A6, 5.50%, 8/25/34	289,721
193,143	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35	190,545

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$184,556	Countrywide Alternative Loan Trust, Series 2005-70CB, Class A6, 5.50%, 12/25/35	$183,788
217,483	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36	216,059
135,439	Countrywide Alternative Loan Trust, Series 2003-J1, Class 4A1, 6.00%, 10/25/32	136,051
58,515	Countrywide Alternative Loan Trust, Series 2004-J2, Class 7A1, 6.00%, 12/25/33	59,174
101,558	Countrywide Alternative Loan Trust, Series 2004-35T2, Class A1, 6.00%, 2/25/35	103,105
424,173	Countrywide Alternative Loan Trust, Series 2006-J2, Class A3, 6.00%, 4/25/36	425,487
146,250	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36	146,342
824,623	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	824,768
106,953	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 6.24%, 7/20/35(b)	105,951
168,454	Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1, 6.50%, 11/25/31	169,666
261,682	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	265,577
12,440	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF3, 3.99%, 2/25/31	12,329
73,671	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 11/25/16(b)	73,700
147,235	Countrywide Home Equity Loan Trust, Series 2004-C, Class NOTE, 5.31%, 1/15/34(b)	143,744
163,956	Countrywide Home Loans, Series 2003-58, Class 2A2, 4.50%, 2/19/34(b)	166,201
191,544	Countrywide Home Loans, Series 2003-J7, Class 3A2, 4.50%, 8/25/18	190,752
10,742	Countrywide Home Loans, Series 2002-31, Class A6, 4.50%, 1/25/33	10,701
361,374	Countrywide Home Loans, Series 2004-12, Class 12A1, 4.72%, 8/25/34(b)	364,918
91,690	Countrywide Home Loans, Series 2003-60, Class 2A1, 4.80%, 2/25/34(b)	91,815
334,389	Countrywide Home Loans, Series 2002-35, Class 4A3, 5.00%, 2/25/18	333,501
784,926	Countrywide Home Loans, Series 2002-38, Class A2, 5.00%, 2/25/18	786,857
188,466	Countrywide Home Loans, Series 2002-35, Class 3A1, 5.00%, 2/25/18	187,817
710,441	Countrywide Home Loans, Series 2003-14, Class A19, 5.00%, 6/25/33	706,956
175,980	Countrywide Home Loans, Series 2003-J7, Class 2A2, 5.00%, 8/25/33	175,758
134,008	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	133,442
1,208,102	Countrywide Home Loans, Series 2002-19, Class 2A4, 5.50%, 11/25/17	1,200,233
142,088	Countrywide Home Loans, Series 2003-14, Class A2, 5.50%, 6/25/33	141,774
82,854	Countrywide Home Loans, Series 2003-J5, Class 1A1, 5.50%, 7/25/33	83,249
193,368	Countrywide Home Loans, Series 2003-57, Class A1, 5.50%, 1/25/34	192,823
513,591	Countrywide Home Loans, Series 2004-1, Class A6, 5.50%, 2/25/34	514,598
613,888	Countrywide Home Loans, Series 2005-13, Class A1, 5.50%, 6/25/35	615,634
1,622,098	Countrywide Home Loans, Series 2002-21, Class A1, 5.75%, 11/25/17	1,616,615
206,809	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	206,540
192,074	Countrywide Home Loans, Series 2005-8R, Class A4, 6.00%, 10/25/34	193,610
365,414	Countrywide Home Loans, Series 2006-20, Class 1A6, 6.00%, 2/25/37	368,173
1,100,000	Countrywide Home Loans, Series 2006-16, Class 3A4, 6.50%, 11/25/36	1,060,383
8,191	Countrywide Home Loans, Series 2003-42, Class 1A1, 7.27%, 9/25/33(b)	8,374
411,073	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 4.63%, 11/25/34(b)	410,196
355,361	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 4.93%, 2/25/33(b)	366,030
107,306	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 7A1, 5.00%, 9/25/15	105,674
1,016,106	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	1,009,460
437,729	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-08, Class 1A2, 5.25%, 12/25/34	435,404

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$179,110	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 1A9, 5.25%, 8/25/35	$177,569
41,992	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 4A1, 5.50%, 11/25/17	41,646
178,562	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 5A1, 5.50%, 2/25/19	176,498
66,999	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-10, Class 1A1, 5.50%, 5/25/33	66,903
342,169	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	341,342
5,948,719	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	5,921,765
22,611	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 12/25/34	22,135
245,804	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 8A2, 5.50%, 12/25/34	242,560
343,450	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	338,234
994,419	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A2, 6.00%, 2/25/34	997,837
352,348	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	353,467
386,874	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 7A1, 6.50%, 12/25/33	386,091
183,984	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	184,112
462,666	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 7.24%, 11/25/32(b)	454,570
283,336	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32	281,835
182,460	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.50%, 5/25/32	183,013
258,782	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32	260,305
266,467	Credit Suisse Mortgage Capital Certificates, Series 2006-1, Class 3A20, 5.75%, 2/25/36	265,903
91,748	Deutsche Mortgage Securities, Inc, Series 2006-AB4, Class A1A, 6.01%, 10/25/36	91,653
110,000	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34	109,422
136,017	Fannie Mae, Series 2003-24, Class BA, 4.00%, 4/25/17	133,392
24,706	Fannie Mae, Series 2004-90, Class XN, 4.35%, 3/25/34	24,314
45,594	Fannie Mae, Series 2003-81, Class TB, 4.50%, 9/25/18	43,519
38,130	Fannie Mae, Series 2003-36, Class TY, 4.50%, 7/25/22	38,001
438,734	Fannie Mae, 4.85%, 1/1/35, Pool # 805386(b)	439,385
12,626	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	12,612
52,736	Fannie Mae, Series 2005-87, Class CL, 5.00%, 10/25/35	52,634
116,778	Fannie Mae, Series 1999-1, Class K, 5.50%, 12/25/08	116,463
232,001	Fannie Mae, Series 2003-1, Class A, 5.50%, 8/25/30	232,963
24,830	Fannie Mae, Series 2001-53, Class CL, 5.50%, 6/25/31	24,762
93,459	Fannie Mae, Series 2002-63, Class CG, 5.50%, 6/25/31	93,391
248,442	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32(b)	248,050
283,415	Fannie Mae, Series 2006-10, Class LC, 5.75%, 9/25/20	283,909
302,971	Fannie Mae, 5.81%, 7/1/36, Pool # 805386(b)	305,648
131,376	Fannie Mae, 5.83%, 7/1/27, Pool # 123496(b)	132,549
24,016	Fannie Mae, Series 1993-191, Class PJ, 6.00%, 10/25/08	24,048
36,649	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	37,646
71,352	Fannie Mae, Series 2003-46, Class TC, 6.00%, 5/25/30	71,539
10,389	Fannie Mae, Series G94-2, Class D, 6.45%, 1/25/24	10,630
37,586	Fannie Mae, Series 2001-50, Class VB, 6.50%, 12/25/16	37,519
9,391	Fannie Mae, Series 1993-210, Class PL, 6.50%, 4/25/23	9,404
37,151	Fannie Mae, Series 1993-183, Class K, 6.50%, 7/25/23	37,748
681,589	Fannie Mae, Series 2005-112, Class BL, 6.50%, 12/25/35	683,534
108,086	Fannie Mae, Series 1993-255, Class C, 6.55%, 12/25/23	108,902
103,008	Fannie Mae, 6.74%, 12/1/22, Pool #303247(b)	103,613
77,154	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31	76,874
1,608	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	1,703
20,284	Fannie Mae, Series 1993-250, Class Z, 7.00%, 12/25/23	21,181
79,906	Fannie Mae, 7.10%, 6/1/32, Pool # 725286(b)	82,582
27,534	Fannie Mae, 7.10%, 6/1/19, Pool # 91574(b)	27,732

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$242,541	Fannie Mae, 7.19%, 2/1/30, Pool # 556998(b)	$245,757
106,054	Fannie Mae, Series 1997-M8, Class A3, 7.23%, 1/25/22	107,085
3,405	Fannie Mae, 7.50%, 10/1/09, Pool # 303057	3,440
131,553	Fannie Mae, Series 1991-165, Class L, 7.50%, 12/25/21	134,370
6,293	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	6,665
31,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	33,023
1,670	Fannie Mae, Series 1992-11, Class E, 8.00%, 12/25/21	1,675
14,321	Fannie Mae, Series 1992-34, Class G, 8.00%, 3/25/22	14,931
89,015	Fannie Mae Whole Loan, Series 2001-W2, Class AF6, 6.59%, 10/25/31	88,724
49,993	First Horizon ABS Trust, Series 2004-HE4, Class A2, 4.07%, 7/25/19	49,118
102,833	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 5.36%, 9/25/34(b)	102,250
136,727	First Horizon Alternative Mortgage Securities, Series 2005-FA1, Class 1A6, 5.50%, 3/25/35	136,346
525,189	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36	526,972
262,380	First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	262,585
262,733	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36	262,588
408,658	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	403,466
180,666	First Horizon Mortgage Pass-Through Trust, Series 2003-1, Class 2A1, 5.00%, 3/25/18	179,142
89,656	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 5.33%, 10/25/35(b)	89,656
522,792	First Horizon Mortgage Pass-Through Trust, Series 2003-10, Class 1A2, 5.50%, 1/25/34	523,979
858,410	First Horizon Mortgage Pass-Through Trust, Series 2006-2, Class 1A12, 6.00%, 8/25/36	865,378
109,777	Freddie Mac, Series 2695, Class GU, 3.50%, 11/15/22	109,001
100,421	Freddie Mac, Series 2752, Class EJ, 4.00%, 2/15/14	96,732
59,677	Freddie Mac, Series 2672, Class NF, 4.00%, 12/15/16	57,985
65,999	Freddie Mac, Series 1228, Class M, 4.14%, 3/15/22(b)	65,761
62,376	Freddie Mac, Series 2542, Class AF, 4.50%, 11/15/11	62,214
32,282	Freddie Mac, Series 2508, Class CR, 4.50%, 3/15/16	32,168
1,215,028	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	1,170,276
61,173	Freddie Mac, Series 2835, Class DG, 4.50%, 12/15/20	60,842
25,542	Freddie Mac, Series 2957, Class KJ, 4.50%, 10/15/24	25,436
448,329	Freddie Mac, Series 2573, Class GA, 5.00%, 1/15/13	448,482
28,410	Freddie Mac, Series 2497, Class NF, 5.00%, 1/15/16	28,387
324,449	Freddie Mac, Series 2478, Class BG, 5.00%, 12/15/21	324,285
157,781	Freddie Mac, Series 2516, Class EC, 5.00%, 2/15/22	157,530
46,413	Freddie Mac, Series 2517, Class DC, 5.00%, 5/15/29	46,380
38,997	Freddie Mac, Series 3125, Class A, 5.13%, 12/15/13	38,974
786,028	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	778,234
3,526	Freddie Mac, 5.50%, 1/1/14, Pool # E77412	3,564
538	Freddie Mac, Series 2508, Class GL, 5.50%, 2/15/16	537
101,549	Freddie Mac, 5.86%, 4/1/36, Pool #1N0148(b)	103,149
14,571	Freddie Mac, Series 2425, Class MD, 6.00%, 2/15/21	14,596
114,981	Freddie Mac, Series 2113, Class QE, 6.00%, 11/15/27	115,372
269,589	Freddie Mac, Series 2064, Class M, 6.00%, 6/15/28	276,086
72,436	Freddie Mac, Series 2426, Class GH, 6.00%, 8/15/30	72,690
262,202	Freddie Mac, Series 2523, Class BD, 6.00%, 1/15/32	266,567
31,018	Freddie Mac, Series 1599, Class C, 6.10%, 10/15/23	31,594
2,976	Freddie Mac, Series 2061, Class PT, 6.25%, 12/15/27	2,971
79,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	80,801
2,383	Freddie Mac, Series 1539, Class PM, 6.50%, 6/15/08	2,377
41,850	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	43,068
14,381	Freddie Mac, 6.50%, 3/1/17, Pool # 350044(b)	14,529
37,726	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21	37,584
16,579	Freddie Mac, Series 1173, Class E, 6.50%, 11/15/21	16,545
52,800	Freddie Mac, Series 1643, Class E, 6.50%, 5/15/23	53,068
25,622	Freddie Mac, Series 1558, Class D, 6.50%, 7/15/23	26,031

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$9,000	Freddie Mac, Series 2290, Class LL, 6.50%, 2/15/31	$9,255
14,195	Freddie Mac, Series 1568, Class D, 6.75%, 8/15/23	14,498
23,250	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	23,175
4,830	Freddie Mac, Series 1423, Class FF, 7.00%, 12/15/07	4,829
288	Freddie Mac, Series 1458, Class K, 7.00%, 1/15/08	288
2,195	Freddie Mac, Series 1475, Class K, 7.00%, 2/15/08	2,191
5,743	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	5,725
18,121	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	18,086
3,224	Freddie Mac, Series 1217, Class I, 7.00%, 3/15/22	3,218
9,944	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	10,276
5,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	5,097
10,117	Freddie Mac, 8.00%, 12/1/09, Pool # 182015	10,326
101,886	Freddie Mac, Series 33, Class D, 8.00%, 4/15/20	106,048
23,472	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	24,838
16,673	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	16,651
245,689	Freddie Mac, Series 85, Class C, 8.60%, 1/15/21	260,506
3,500,000	Fremont Home Loan Trust, Series 2004-3, Class M5, 6.04%, 11/25/34(b)	3,296,658
589,400	GMAC Mortgage Corp. Loan Trust, Series 2003-J4, Class 3A1, 4.75%, 9/25/18	583,136
380,640	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	381,157
178,143	GMAC Mortgage Corp. Loan Trust, Series 2004-J1, Class A2, 5.25%, 4/25/34	178,598
594,726	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 5.30%, 11/19/35(b)	585,412
364,001	GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1, 5.50%, 9/25/34	364,031
5,881	Government National Mortgage Assoc., Series 2003-12, Class ON, 4.00%, 2/16/28	5,867
89,556	Government National Mortgage Assoc., 4.75%, 5/20/34, Pool # 80916(b)	89,433
10,000	Government National Mortgage Assoc., Series 2002-70, Class TN, 5.25%, 10/20/29	9,986
36,921	Government National Mortgage Assoc., 6.00%, 11/20/29, Pool # 876947(b)	37,441
18,949	Government National Mortgage Assoc., Series 2001-56, Class PQ, 6.00%, 8/20/30	19,026
84,643	Government National Mortgage Assoc., Series 2001-62, Class PG, 6.00%, 1/20/31	85,502
97,379	Government National Mortgage Assoc., Series 2002-52, Class CJ, 6.00%, 9/20/31	98,627
27,880	Government National Mortgage Assoc., 6.13%, 12/20/18, Pool # 8437(b)	28,265
11,860	Government National Mortgage Assoc., 6.13%, 12/20/21, Pool # 8889(b)	12,039
13,464	Government National Mortgage Assoc., 6.13%, 12/20/27, Pool # 80141(b)	13,652
17,415	Government National Mortgage Assoc., Series 2002-25, Class B, 6.21%, 3/16/21	17,517
16,117	Government National Mortgage Assoc., 6.25%, 3/20/29, Pool # 80263(b)	16,310
28,360	Government National Mortgage Assoc., 6.38%, 1/20/23, Pool # 8123(b)	28,837
25,089	Government National Mortgage Assoc., 6.38%, 1/20/25, Pool # 8580(b)	25,563
31,995	Government National Mortgage Assoc., 6.38%, 1/20/25, Pool # 8585(b)	32,578
14,374	Government National Mortgage Assoc., 6.38%, 3/20/26, Pool # 8832(b)	14,614
15,591	Government National Mortgage Assoc., 6.50%, 2/20/16, Pool # 8103(b)	15,852
1,428	Government National Mortgage Assoc., 6.50%, 7/15/23, Pool # 350795	1,486
642	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool # 414856	669
19,972	Government National Mortgage Assoc., Series 2002-12, Class MB, 6.50%, 10/20/31	20,165
4,704	Government National Mortgage Assoc., 7.00%, 9/15/09, Pool # 380616	4,876
694	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool # 1655	733
685	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool # 2320	724

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$1,289	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool # 376439	$1,375
16	Government National Mortgage Assoc., 8.00%, 2/15/08, Pool # 22610	17
144	Government National Mortgage Assoc., 8.00%, 2/15/08, Pool # 23055	145
334	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool # 423563	361
185,181	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	180,825
367,606	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 4.56%, 11/25/35(b)	364,196
516,283	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 4.66%, 4/25/35(b)	515,798
1,615,209	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	1,604,654
478,467	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20	480,571
294,598	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	293,825
48,564	GSR Mortgage Loan Trust, Series 2004-2F, Class 9A1, 6.00%, 9/25/19	48,880
262,348	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35	265,057
212,610	GSR Mortgage Loan Trust, Series 2004-2F, Class 11A1, 7.00%, 9/25/19	217,255
169,249	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 5.30%, 12/19/35(b)	169,314
624,866	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 6.07%, 1/19/35(b)	624,866
11,772	Hyundai Auto Receivables Trust, Series 2004-A, Class A3, 2.97%, 5/15/09	11,755
40,975	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(b)	40,847
393,275	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 4.67%, 8/25/34(b)	391,579
191,015	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 6.08%, 7/25/36(b)	193,214
397,365	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 6.14%, 9/25/36(b)	401,204
196,770	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 6.46%, 8/25/36(b)	197,138
95,463	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 6.96%, 8/25/34(b)	95,917
43,247	Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 3A2, 7.49%, 10/25/34(b)	43,304
456,368	JP Morgan Adjustable Rate Mortgage Trust, Series 2005-A2, Class 3A1, 4.90%, 4/25/35(b)	451,252
50,000	JP Morgan Adjustable Rate Mortgage Trust, Series 2005-A7, Class 1A2, 4.99%, 10/25/35(b)	49,647
87,000	JP Morgan Adjustable Rate Mortgage Trust, Series 2005-A6, Class 3A2, 5.23%, 9/25/35(b)	86,766
92,574	JP Morgan Adjustable Rate Mortgage Trust, Series 2006-A5, Class 3A4, 5.95%, 8/25/36(b)	92,049
587,587	JP Morgan Alternative Loan Trust, Series 2006-A7, Class 2A8, 5.83%, 12/25/36	571,010
104,992	JP Morgan Mortgage Trust, Series 2005-A4, Class 3A1, 5.18%, 7/25/35(b)	104,029
174,080	JP Morgan Mortgage Trust, Series 2006-S1, Class 3A3, 5.50%, 4/25/36	174,711
163,600	Lehman Mortgage Trust, Series 2005-2, Class 2A3, 5.50%, 12/25/35	163,427
16,275	Mach One Trust, Commercial Mortgage-Backed, Series 2004-1A, Class A1, 3.89%, 5/28/40	16,275
169,155	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 3.82%, 4/21/34(b)	167,174
23,174	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	23,318
665,787	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	663,290
1,004,856	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	1,023,383
72,316	Master Alternative Loans Trust, Series 2004-3, Class 6A1, 6.50%, 4/25/34	73,649
433,223	Master Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33	440,664
24,608	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	25,307
35,205	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34	35,541

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$353,882	Master Alternative Loans Trust, Series 2004-5, Class 6A1, 7.00%, 6/25/34	$356,485
1,073,311	Master Asset Securitization Trust, Series 2003-3, Class 2A1, 5.00%, 4/25/18	1,062,693
31,642	Master Asset Securitization Trust, Series 2003-4, Class 2A2, 5.00%, 5/25/18	31,686
455,633	Master Asset Securitization Trust, Series 2003-11, Class 7A6, 5.25%, 2/25/15	454,442
401,714	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	399,875
401,839	Master Asset Securitization Trust, Series 2003-8, Class 3A9, 5.25%, 9/25/33	397,263
100,254	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	99,163
209,996	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	211,563
1,671,048	Master Asset Securitization Trust, Series 2004-9, Class 2A1, 5.50%, 9/25/34	1,674,965
202,677	Master Seasoned Securities Trust, Series 2005-1, Class 2A1, 6.20%, 9/25/17(b)	207,301
130,167	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 5.74%, 7/25/34(b)	130,387
19,544	Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 2A2, 4.56%, 2/25/34(b)	19,269
51,922	Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A2, 6.48%, 11/15/26	52,049
191,350	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 4.72%, 12/25/34(b)	190,380
346,253	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 4.57%, 8/25/34(b)	344,558
201,599	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 6.12%, 8/25/34(b)	201,822
1,571,153	Morgan Stanley Mortgage Loan Trust, Series 2004-9, Class 1A, 6.14%, 11/25/34(b)	1,597,176
1,714,054	Morgan Stanley Mortgage Loan Trust, Series 2004-4, Class 2A, 6.40%, 9/25/34(b)	1,754,228
191,240	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 5.27%, 8/25/35(b)	198,191
635,000	Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A3, 6.22%, 8/25/36	637,915
121,150	Nomura Asset Securities Corp., Series 1998-D6, Class A1B, 6.59%, 3/15/30	121,348
819,693	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	812,898
120,000	RAAC, Series 2005-SP1, Class 2A7, 5.25%, 9/25/34	119,675
319,851	RAAC, Series 2004-SP2, Class A1, 6.02%, 1/25/17(b)	323,311
343,656	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, 12/25/32	336,776
100,000	Residential Accredit Loans, Inc., Series 2004-QS8, Class A2, 5.00%, 6/25/34	98,474
228,713	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	224,233
475,475	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 5.34%, 9/25/34(b)	478,535
905,801	Residential Accredit Loans, Inc., Series 2004-QS11, Class A3, 5.50%, 8/25/34	894,739
835,113	Residential Accredit Loans, Inc., Series 2003-QS19, Class A1, 5.75%, 10/25/33	833,108
104,585	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 5.97%, 1/25/36(b)	104,163
21,698	Residential Accredit Loans, Inc., Series 2001-QS19, Class A1, 6.00%, 12/25/16	21,624
1,855,269	Residential Accredit Loans, Inc., Series 2005-QS17, Class A10, 6.00%, 12/25/35	1,837,268
294,680	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36	293,702
1,283,000	Residential Accredit Loans, Inc., Series 2006-QS10, Class A8, 6.00%, 8/25/36	1,295,974
173,983	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17	173,275
125,474	Residential Accredit Loans, Inc., Series 2001-QS16, Class A2, 6.25%, 11/25/31	125,187
26,594	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	26,508
1,121,029	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32	1,123,660
381,716	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.20%, 9/25/33	356,762
306,788	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	312,263

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$137,796	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18	$134,639
222,601	Residential Asset Securitization Trust, Series 2004-A1, Class A1, 5.25%, 4/25/34	215,141
208,784	Residential Asset Securitization Trust, Series 2006-A9CB, Class A5, 6.00%, 9/25/36	208,678
219,065	Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.00%, 5/25/37	218,773
1,795,185	Residential Asset Securitization Trust, Series 2006-A15, Class A16, 6.25%, 1/25/37	1,780,088
193,528	Residential Asset Securitization Trust, Series 2001-KS2, Class AI6, 6.49%, 10/25/30(b)	193,563
392,871	Residential Funding Mortgage Securities I, Series 2003-S11, Class A1, 2.50%, 6/25/18	382,108
467,829	Residential Funding Mortgage Securities I, Series 2002-S20, Class A1, 4.00%, 12/25/17	463,583
888,125	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	885,064
138,408	Residential Funding Mortgage Securities I, Series 2002-S17, Class A1, 5.00%, 11/25/17	137,743
93,101	Residential Funding Mortgage Securities I, Series 2003-S6, Class A1, 5.00%, 4/25/18	93,107
387,725	Residential Funding Mortgage Securities I, Series 2004-S4, Class 1A5, 5.25%, 4/25/34	385,556
605,036	Residential Funding Mortgage Securities I, Series 2004-S6, Class 1A4, 5.50%, 6/25/34	604,949
296,278	Residential Funding Mortgage Securities I, Series 2005-S4, Class A1, 5.50%, 5/25/35	294,488
320,933	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35	319,286
361,736	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	361,219
395,734	Residential Funding Securities Corp., Series 2002-RM1, Class AI1, 5.50%, 12/25/17	396,169
545,000	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 5.73%, 5/25/35	541,979
427,360	SSB RV Trust, Series 2001-1, Class A5, 6.30%, 4/15/16	427,712
16,171	Structured Adjustable Rate Mortgage Loan, Series 2004-1, Class 3A1, 7.47%, 2/25/34(b)	16,423
323,435	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 5.21%, 12/25/34(b)	326,918
130,857	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22, Class 1A2, 5.25%, 12/25/35(b)	130,371
268,559	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 5.79%, 11/25/34(b)	276,556
262,996	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 7.18%, 6/25/34(b)	265,159
913,267	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 7.33%, 4/25/34(b)	920,852
579,485	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	579,894
98,078	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 7.28%, 12/27/35(b)	98,446
159,030	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 5.00%, 7/25/33(b)	159,312
414,971	Structured Asset Securities Corp., Series 2003-21, Class 1A3, 5.50%, 7/25/33	393,107
1,863,751	Structured Asset Securities Corp., Series 2005-5, Class 2A1, 5.50%, 4/25/35	1,849,412
1,978,486	Structured Asset Securities Corp., Series 2003-10, Class A, 6.00%, 4/25/33	1,992,089
533,233	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	528,873
1,168,206	Structured Asset Securities Corp., Series 2005-15, Class 4A1, 6.00%, 8/25/35	1,179,888
509,181	Structured Asset Securities Corp., Series 2002-3, Class 2A2, 6.50%, 3/25/32	507,363
5,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	4,988
20,549	Summit Mortgage Trust, Series 2001-1, Class B1, 6.61%, 12/28/12(b)	20,549
51,825	Wachovia Asset Securitization, Inc., Series 2002-1, Class 2A1, 6.25%, 10/25/33	51,634
86,762	Wachovia Asset Securitization, Inc., Series 2002-1, Class 1A1, 6.25%, 10/25/33	86,452
33,317	Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A2, 5.68%, 4/15/34	33,300
705,440	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.33%, 8/20/35(b)	696,698

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$71,427	WAMU Mortgage Pass-Through Certificates, Series 2003-S2, Class A2, 5.00%, 5/25/18	$71,383
408,364	WAMU Mortgage Pass-Through Certificates, Series 2003-S10, Class A2, 5.00%, 10/25/18	402,414
67,046	WAMU Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 5.36%, 7/25/44(b)	66,070
568,662	WAMU Mortgage Pass-Through Certificates, Series 2005-8, Class 1A8, 5.50%, 10/25/35	567,502
1,891,054	Washington Mutual, Series 2003-AR5, Class A6, 3.70%, 6/25/33(b)	1,881,231
349,196	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	340,689
930,000	Washington Mutual, Series 2003-AR10, Class A5, 4.06%, 10/25/33(b)	922,867
93,993	Washington Mutual, Series 2004-AR3, Class A2, 4.24%, 6/25/34(b)	92,943
137,491	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18	134,268
111,057	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18	108,494
276,982	Washington Mutual, Series 2003-S3, Class 1A46, 5.00%, 6/25/33	277,067
18,836	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18	18,795
7,606	Washington Mutual, Series 2003-MS8, Class 1A7, 5.50%, 5/25/33	7,596
1,546,082	Washington Mutual, Series 2003-S5, Class 1A1, 5.50%, 6/25/33	1,532,816
56,151	Washington Mutual, Series 2006-AR8, Class 1A1, 5.89%, 8/25/46(b)	56,444
1,280,385	Washington Mutual, Series 2004-S3, Class 3A1, 6.00%, 7/25/34	1,287,800
90,000	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR10, Class A6, 4.06%, 10/25/33(b)	89,344
482,238	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A1, 4.83%, 10/25/35(b)	478,018
296,558	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A2, 5.94%, 9/25/36(b)	295,284
3,061,711	Washington Mutual Mortgage Pass-Through Certificates, Series 2002-S5, Class 1A8, 6.50%, 9/25/32	3,051,847
136,739	Washington Mutual Mortgage Pass-Through Trust, Series 2003-MS6, Class 3A1, 4.55%, 5/25/33	134,501
232,785	Washington Mutual Mortgage Pass-Through Trust, Series 2003-MS2, Class 3A1, 5.00%, 3/25/18	231,111
565,151	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS8, Class 2A1, 5.25%, 12/25/17	558,763
385,858	Washington Mutual Mortgage Pass-Through Trust, Class 2002-MS7, Series 2A1, 5.50%, 10/25/17	386,173
299,266	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS2, Class 2A1, 6.00%, 4/25/17	298,230
736,608	Washington Mutual Mortgage Pass-Through Trust, Series 2006-5, Class 2CB1, 6.00%, 7/25/36	731,495
131,387	Washington Mutual Mortgage Pass-Through Trust, Series 2006-5, Class 3A1A, 6.25%, 7/25/36	131,540
384,805	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS2, Class 3A1, 6.50%, 5/25/32	383,409
1,497,885	Washington Mutual Pass-Through Certificates, Series 2003-AR4, Class A6, 3.42%, 5/25/33(b)	1,495,792
678,684	Washington Mutual Pass-Through Certificates, Series 2003-S8, Class A4, 4.50%, 9/25/18	657,054
200,537	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35	191,428
44,253	Wells Fargo Mortgage Backed Securities, Series 2005-AR10, Class 2A19, 3.50%, 6/25/35(b)	43,771
150,683	Wells Fargo Mortgage Backed Securities, Series 2004-EE, Class 3A1, 3.99%, 12/25/34(b)	149,468
186,583	Wells Fargo Mortgage Backed Securities, Series 2004-H, Class A1, 4.53%, 6/25/34(b)	183,390
362,940	Wells Fargo Mortgage Backed Securities, Series 2005-AR1, Class 1A1, 4.54%, 2/25/35(b)	359,810
27,164	Wells Fargo Mortgage Backed Securities, Series 2003-3, Class 1A8, 5.75%, 4/25/33	27,200
100,000	Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class A5, 3.54%, 9/25/34(b)	98,804
105,630	Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A3, 4.10%, 8/25/34(b)	105,069
86,593	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 4.36%, 5/25/35(b)	86,006
541,307	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 1A4, 5.00%, 2/25/18	535,712
316,890	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 5.11%, 10/25/35(b)	316,640
101,868	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 5.24%, 4/25/36(b)	101,181
149,421	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 3A1, 5.25%, 1/25/20	146,521

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$212,035	Wells Fargo Mortgage Backed Securities Trust, Series 2003-9, Class 1A12, 5.25%, 8/25/33	$211,099
72,071	Wells Fargo Mortgage Backed Securities Trust, Series 2003-4, Class A15, 5.50%, 6/25/33	72,357
234,877	Wells Fargo Mortgage Backed Securities Trust, Series 2003-17, Class 2A4, 5.50%, 1/25/34	234,190
3,571,070	Wells Fargo Mortgage Backed Securities Trust, Series 2004-1, Class A29, 5.50%, 2/25/34	3,547,906
148,279	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 6.54%, 7/25/34(b)	148,733

Total Mortgage Backed Securities (Cost $137,829,956)		137,964,069

Corporate Bonds (16.8%)
Banking (1.8%)
3,195,000	Bank of America Corp., 7.70%, 12/31/26, Callable 12/31/07 @ 103.4007(c)	3,319,675
500,000	JPMorgan Chase & Co., 6.50%, 1/15/09	504,855

		3,824,530

Financial Services (13.8%)
1,000,000	Alesco Preferred Funding Ltd, Series 8A, Class C2, 5.73%, 12/23/35(c)	982,500
1,500,000	Alesco Preferred Funding Ltd, Series 10A, Class C2, 6.33%, 9/23/36(c)	1,477,500
2,750,000	Alesco Preferred Funding Ltd., Series 6A, Class C1, 6.81%, 3/23/35 (c)	2,729,375
225,000	Genworth Global Funding, 4.92%, 11/27/09(b)	223,513
2,000,000	I-Preferred Term Securities, 7.72%, 12/11/32, Callable 12/11/07 @ 100(b)(c)	2,000,000
5,000,000	I-Preferred Term Securities, 7.72%, 12/11/32, Callable 12/11/07 @ 100(b)(c)	5,000,000
2,000,000	Lehman Brothers Holdings, 6.00%, 7/19/12	2,026,014
1,500,000	Preferred Term Securities IV, 4.91%, 6/24/34, Callable 6/24/09 @ 100(b)(c)	1,455,000
500,000	Preferred Term Securities IX, 7.00%(b), 4/3/33, Callable 4/3/08 @ 100(b)(c)	500,000
887,283	Preferred Term Securities V, 7.30%(b), 4/3/32, Continuously Callable @ 100(b)(c)	887,283
970,854	Preferred Term Securities XXIII, 6.15%(b), 12/22/36(a)(b)	779,110
5,000,000	Preferred Terms Securities XI, 5.30%(b), 9/24/33, Callable 9/24/08 @ 100(b)(c)	4,950,000
2,494,789	Preferred Terms Securities XVI, 7.24%, 3/23/35, Callable 12/23/07 @ 100(b)(c)	2,488,551
3,000,000	Reg Diversified Funding, 6.40%, 1/25/36(b)(c)	2,902,500
2,400,000	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 6.33%(b), 8/5/36(b)(c)	2,004,000

		30,405,346

Security Brokers & Dealers (1.2%)
2,000,000	Bear Stearns Co., Inc., 5.35%, 2/1/12	1,954,020
700,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	674,027
		2,628,047

Total Corporate Bonds (Cost $37,831,522)		36,857,923

U.S. Government Agency Securities (14.1%)
	Fannie Mae
117,000	3.00%, 1/8/08, Continuously Callable @ 100	116,852
93,000	3.38%, 8/27/08, Continuously Callable @ 100	92,361
240,000	3.75%, 12/17/07, Continuously Callable @ 100(b)	239,903
75,000	4.00%, 1/28/08, Continuously Callable @ 100(b)	74,972
394,000	4.00%, 3/25/08, Continuously Callable @ 100(b)	393,497
191,000	4.00%, 1/14/10, Continuously Callable @ 100(b)	190,999
434,000	4.00%, 2/26/10, Continuously Callable @ 100(b)	433,933
125,000	4.00%, 3/26/10, Callable 3/26/08 @ 100*	124,761
209,000	4.00%, 9/16/11, Continuously Callable @ 100(b)	208,921
220,000	4.00%, 10/7/11, Continuously Callable @ 100(b)	219,916
40,000	4.00%, 3/3/16, Callable 12/3/07 @ 100(b)*	39,980
166,000	4.00%, 4/15/19, Callable 1/15/08 @ 100(b)*	165,545
87,000	4.50%, 9/23/08, Continuously Callable @ 100(b)	87,006
500,000	4.50%, 10/21/08, Callable 12/28/07 @ 100(b)*	500,039
115,000	4.50%, 1/14/09, Continuously Callable @ 100(b)	115,011
200,000	4.50%, 12/9/09, Continuously Callable @ 100(b)	200,023
95,000	4.50%, 3/10/10, Callable 12/28/07 @ 100(b)*	95,009
200,000	4.50%, 4/29/10, Continuously Callable @ 100(b)	200,018
55,000	4.50%, 10/14/11, Continuously Callable @ 100(b)	55,007
50,000	4.50%, 10/26/12, Continuously Callable @ 100(b)	50,006

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$10,000	4.50%, 9/17/14, Callable 12/17/07 @ 100(b)*	$10,001
135,000	4.75%, 4/26/13, Callable 12/28/07 @ 100(b)*	135,019
150,000	4.88%, 4/26/19, Callable 12/28/07 @ 100(b)*	150,025
100,000	5.00%, 1/28/08, Callable 4/25/08 @ 100(b)*	100,123
25,000	5.00%, 7/1/08, Callable 12/28/07 @ 100(b)*	25,003
133,000	5.00%, 12/15/08, Callable 12/15/07 @ 100(b)*	133,042
100,000	5.00%, 5/26/09, Callable 12/28/07 @ 100(b)*	100,023
215,000	5.00%, 6/3/09, Callable 12/17/07 @ 100(b)*	215,050
96,000	5.00%, 10/21/09, Continuously Callable @ 100(b)	96,020
15,000	5.00%, 6/9/10, Callable 12/28/07 @ 100(b)*	15,003
150,000	5.00%, 7/21/10, Callable 12/28/07 @ 100(b)*	150,026
100,000	5.00%, 7/22/10, Callable 12/28/07 @ 100(b)*	100,018
40,000	5.00%, 8/5/10, Continuously Callable @ 100(b)	40,007
290,000	5.00%, 8/12/10, Continuously Callable @ 100(b)	290,052
150,000	5.00%, 9/17/10, Callable 12/28/07 @ 100(b)*	150,027
25,000	5.00%, 11/29/10, Continuously Callable @ 100(b)	25,005
50,000	5.00%, 3/30/11, Callable 12/28/07 @ 100(b)*	50,008
5,000,000	5.00%, 10/15/11	5,200,470
100,000	5.00%, 9/30/14, Continuously Callable @ 100(b)	100,016
150,000	5.00%, 12/22/14, Continuously Callable @ 100(b)	150,022
90,000	5.00%, 12/28/18, Callable 12/28/07 @ 100(b)*	90,057
43,000	5.13%, 11/30/13, Continuously Callable @ 100(b)	43,009
150,000	5.13%, 9/2/14, Callable 12/28/07 @ 100(b)*	150,027
155,000	6.00%, 11/29/18, Continuously Callable @ 100(b)	155,060
	Federal Farm Credit Bank
100,000	3.00%, 4/1/08, Continuously Callable @ 100	99,545
15,000	4.13%, 12/10/08, Continuously Callable @ 100	14,990
	Federal Home Loan Bank
100,000	3.00%, 12/12/07, Continuously Callable @ 100	99,935
250,000	3.00%, 4/1/08, Continuously Callable @ 100	248,862
250,000	3.02%, 3/12/08, Callable 12/12/07 @ 100*	249,058
250,000	3.40%, 7/30/08, Callable 1/30/08 @ 100*	248,376
150,000	3.51%, 8/4/08, Continuously Callable @ 100	149,129
100,000	3.57%, 1/30/09, Callable 1/30/08 @ 100*	99,518
100,000	3.65%, 12/14/07, Continuously Callable @ 100	99,947
100,000	3.75%, 12/30/10, Callable 12/30/07 @ 100(b)*	100,141
50,000	4.00%, 12/1/08, Continuously Callable @ 100	49,903
100,000	4.00%, 12/30/08, Continuously Callable @ 100(b)	99,951
110,000	4.00%, 12/30/08, Callable 12/24/07 @ 100*	109,851
200,000	4.00%, 9/30/09, Callable 12/30/07 @ 100(b)*	200,119
100,000	4.00%, 10/15/09, Callable 1/15/08 @ 100(b)*	100,008
200,000	4.00%, 7/10/13, Callable 1/10/08 @ 100(b)*	199,251
450,000	4.00%, 8/6/18, Callable 2/6/08 @ 100(b)*	449,534
10,000	4.02%, 10/22/08, Callable 12/22/07 @ 100*	9,981
100,000	4.08%, 12/28/07, Continuously Callable @ 100	99,951
50,000	4.10%, 10/21/08, Continuously Callable @ 100	49,930
50,000	4.15%, 11/20/08, Callable 2/20/08@100*	49,970
100,000	4.20%, 7/16/08, Callable 1/16/08 @ 100(b)*	99,845
100,000	4.20%, 9/2/08, Continuously Callable @ 100	99,875
700,000	4.25%, 12/17/14, Callable 12/17/07 @ 100(b)*	700,001
25,000	4.27%, 3/17/08, Callable 12/17/07 @ 100*	24,989
100,000	4.50%, 12/9/11, Callable 12/9/07 @ 100(b)*	100,011
200,000	4.50%, 7/24/18, Callable 1/24/08 @ 100(b)*	199,740
577,778	4.75%, 4/30/14, Callable 1/30/08 @ 100(b)*	578,262
100,000	5.00%, 10/23/08, Callable 1/23/08 @ 100(b)*	100,124
290,000	5.00%, 12/16/08, Callable 12/16/07 @ 100(b)*	290,099
26,250	5.00%, 2/26/09, Continuously Callable @ 100(b)	26,584
250,000	5.00%, 6/5/09, Callable 12/05/07 @ 100(b)*	250,015
120,000	5.00%, 10/14/09, Callable 1/14/08 @ 100(b)*	120,148
175,000	5.00%, 6/11/13, Callable 12/11/07 @ 100(b)*	175,035
100,000	5.00%, 3/9/15, Callable 3/9/08 @ 100(b)*	100,193

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio Investments

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$1,750,000	5.00%, 10/20/15, Callable 1/20/08 @ 100(b)*	$1,747,375
230,000	5.00%, 6/4/18, Callable 12/4/07 @ 100(b)*	230,551
3,000,000	5.00%, 7/16/18, Callable 1/16/08 @ 100(b)*	2,949,648
175,000	5.15%, 1/26/09, Callable 1/26/08 @ 100*	175,295
100,000	5.25%, 7/24/08, Callable 1/24/08 @ 100(b)*	100,122
200,000	5.25%, 12/15/09, Callable 12/15/07 @ 100(b)*	200,083
300,000	5.25%, 12/30/11, Callable 12/30/07 @ 100(b)*	300,311
	Freddie Mac
100,000	3.00%, 1/23/08, Continuously Callable @ 100	99,828
250,000	3.25%, 12/18/08, Continuously Callable @ 100	247,981
100,000	3.50%, 3/12/08, Continuously Callable @ 100	99,757
200,000	4.00%, 9/30/09, Callable 12/24/07 @ 100(b)*	200,009
20,000	4.00%, 7/15/10, Callable 12/24/07 @ 100(b)*	19,973
169,000	4.00%, 9/13/19, Callable 12/13/07 @100(b)*	168,749
5,000,000	4.13%, 10/18/10	5,054,900
25,000	4.50%, 2/3/09, Callable 2/3/08 @ 100(b)*	25,021
39,000	4.50%, 4/15/09, Callable 12/24/07 @ 100(b)*	39,001
100,000	4.50%, 8/15/09, Callable 8/15/09 @ 100(b)*	100,003
65,000	4.50%, 10/15/09, Callable 12/24/07 @ 100(b)*	65,002
330,000	4.50%, 3/26/10, Callable 3/26/08 @ 100(b)*	330,556
50,000	4.50%, 6/17/14, Callable 12/17/07 @ 100(b)*	50,005
740,000	4.63%, 12/15/10, Continuously Callable @ 100(b)	740,024
100,000	4.88%, 10/27/11, Callable 12/24/07 @ 100(b)*	100,006
75,000	5.00%, 7/28/08, Callable 1/28/08 @ 100(b)*	75,071
400,000	5.00%, 10/26/12, Callable 1/26/08 @ 100(b)*	400,597
75,000	5.00%, 2/15/14, Continuously Callable @ 100(b)	75,003
18,000	5.00%, 10/28/14, Continuously Callable @ 100(b)	18,001
70,000	5.00%, 3/15/16, Callable 12/24/07 @ 100(b)*	70,003
100,000	5.00%, 4/15/18, Continuously Callable @ 100(b)	100,006
84,000	5.00%, 12/24/18, Callable 12/24/07 @ 100(b)*	84,044
140,000	5.25%, 8/4/15, Continuously Callable @ 100(b)	140,008

Total U.S. Government Agency Securities (Cost $30,738,442)		30,976,676

U.S. Treasury Obligations (2.3%)
5,000,000	U.S. Treasury Notes, 4.25%, 9/30/12	5,181,640
Total U.S. Treasury Obligations (Cost $5,000,000)		5,181,640

Investments in Affiliate (1.3%)
2,800,627	American Performance Institutional Cash Management Fund	2,800,627
Total Investments in Affiliate (Cost $2,800,627)		2,800,627

Total Investments (Cost $219,157,712)(d) — 99.7%		219,048,489

Other assets in excess of liabilities — 0.3%		690,382
NET ASSETS — 100.0%		$219,738,871

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.

(b)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2007. The date presented reflects the final maturity date.

(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(d)	Represents cost for financial reporting purposes.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

See accompanying notes to schedules of portfolio investments

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (1.6%)
$161,699	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20 (a)	$161,776
260,950	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21 (a)	263,344
379,232	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20 (a)	377,806
319,114	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12 (a)	329,555
171,561	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.39%(b), 12/25/34	169,596
200,969	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10 (a)	205,419
46,500	Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21 (a)	43,245
60,923	PSB Lending Home Loan Owner Trust, Series 1997-4, Class M1, 8.38%, 5/20/24	60,295

Total Asset Backed Securities (Cost $1,503,035)		1,611,036

Mortgage Backed Securities (38.9%)
586,520	ABFS Mortgage Loan Trust, Series 2002-1, Class A5, 6.51%, 12/15/32	587,371
151,497	Banc of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20	152,207
375,582	Banc of America Alternative Loan Trust, Series 2004-4, Class 4A1, 5.75%, 5/25/34	375,172
255,125	Banc of America Alternative Loan Trust, Series 2005-5, Class 2CB1, 6.00%, 6/25/35	255,922
1,450,000	Banc of America Alternative Loan Trust, Series 2007-1, Class 3A28, 6.00%, 4/25/37	1,386,413
247,799	Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	250,819
7,898	Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A2, 4.04%, 11/10/39	7,796
64,258	Banc of America Funding Corp., Series 2004-B, Class 5A1, 5.22%, 11/20/34(b)	63,654
333,343	Banc of America Funding Corp., Series 2003-1, Class A1, 6.00%, 5/20/33	332,093
153,521	Banc of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	152,322
96,995	Banc of America Mortgage Securities, Series 2003-1, Class 2A2, 5.25%, 2/25/18	97,918
245,394	Banc of America Mortgage Securities, Series 2004-8, Class 3A1, 5.25%, 10/25/19	244,359
282,000	Banc of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	246,672
179,167	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 4.91%, 10/25/33(b)	173,538
169,404	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 4.96%, 11/25/34(b)	167,156
235,887	Cendant Mortgage Corp., Series 2003-9, Class 1A6, 5.25%, 11/25/33	236,322
255,675	Chase Mortgage Finance Corp., Series 2003-S1, Class 2A1, 5.00%, 2/25/18	253,585
120,323	Chase Mortgage Finance Corp., Series 2003-S2, Class A1, 5.00%, 3/25/18	119,598
47,920	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	48,129
271,218	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37	273,356
413,926	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	408,732
261,939	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	264,441
570,178	Citicorp Mortgage Securities, Inc., Series 2004-9, Class 1A9, 5.25%, 12/25/34	564,863
63,667	Citicorp Mortgage Securities, Inc., Series 2003-9, Class A14, 5.50%, 10/25/33	63,682
177,392	Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A1, 5.50%, 12/25/18	178,113
195,185	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	197,985
49,258	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	50,659
36,785	Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	36,567
173,694	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	168,084
105,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A7, 5.00%, 8/25/33	97,616
227,565	Countrywide Alternative Loan Trust, Series 2003-J7, Class 2A3, 5.00%, 8/25/33	224,184
170,820	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	165,116

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$478,893	Countrywide Alternative Loan Trust, Series 2005-9CB, Class 1A6, 5.50%, 5/25/35	$456,724
216,059	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34	214,708
76,410	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	73,702
189,943	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	190,892
141,708	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A1, 6.00%, 11/25/35	137,981
434,012	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37	434,088
500,000	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	456,778
217,382	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	218,828
77,008	Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1, 6.50%, 11/25/31	77,561
200,000	Countrywide Home Loans, Series 2003-40, Class A5, 4.50%, 10/25/18	192,756
200,940	Countrywide Home Loans, Series 2004-12, Class 12A1, 4.72%, 8/25/34(b)	202,910
155,422	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24	153,342
134,008	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	133,442
526,956	Countrywide Home Loans, Series 2002-21, Class A1, 5.75%, 11/25/17	525,175
103,404	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	103,270
84,304	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35	83,145
207,985	Countrywide Home Loans, Series 2002-22, Class A20, 6.25%, 10/25/32	207,261
550,000	Countrywide Home Loans, Series 2006-J4, Class A4, 6.25%, 9/25/36	555,588
600,000	Countrywide Home Loans, Series 2006-16, Class 3A4, 6.50%, 11/25/36	578,391
410,909	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	408,221
135,387	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 2/25/19	131,358
96,384	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	96,151
695,431	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	692,280
75,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 1A5, 5.75%, 9/25/34	71,528
165,680	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	166,446
242,068	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	241,147
507,154	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2A2, 6.00%, 2/25/34	508,897
489,080	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-5, Class 7A1, 6.00%, 7/25/35	495,193
111,327	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33	111,680
108,460	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.50%, 5/25/32	108,788
63,784	Fannie Mae, 4.10%, 9/1/33, Pool #739372(b)	62,897
17,071	Fannie Mae, Series 2003-33, Class LD, 4.25%, 9/25/22	16,666
6,627	Fannie Mae, Series 1992-45, Class F, 4.37%, 4/25/22(b)	6,621
61,922	Fannie Mae, Series 2004-72, Class LA, 4.50%, 4/25/30	61,213
765,145	Fannie Mae, 4.84%, 2/1/33, Pool #683235(b)	769,396
155,000	Fannie Mae, 5.00%, 4/29/19, Pool #906675(b)	155,029
13,138	Fannie Mae, Series 2002-89, Class QE, 5.00%, 9/25/31	13,100
33,000	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	31,661
249,815	Fannie Mae, 5.38%, 4/1/32, Pool #638549(b)	258,373
100,880	Fannie Mae, 5.50%, 1/1/37, Pool #906675(b)	101,959
237	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	242
3,664	Fannie Mae, Series 1999-7, Class D, 6.00%, 3/18/28	3,655
500,000	Fannie Mae, Series 2006-7, Class TB, 6.00%, 2/25/31	512,110
3,023	Fannie Mae, 6.00%, 4/1/35, Pool #735503	3,080
39,675	Fannie Mae, Series 1989-52, Class G, 6.08%, 8/25/19	40,749

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$24,893	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	$26,079
19,209	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	20,055
143,858	Fannie Mae, Series 2002-22, Class G, 6.50%, 4/25/32	148,286
58,071	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42	61,385
200,182	Fannie Mae, 7.01%, 11/1/22, Pool #189916(b)	203,851
42,421	Fannie Mae, Series 1997-M8, Class A3, 7.23%, 1/25/22	42,834
35,247	Fannie Mae, 7.38%, 7/1/23, Pool #224951(b)	36,096
4,053	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31	4,313
26,463	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	28,234
19,905	Fannie Mae, Series D-32, Class L, 8.00%, 10/25/21	21,456
3,131	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	3,382
14,624	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	15,889
6,487	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	7,034
4,808	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	5,278
1,968	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	2,141
696,483	First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	697,027
166,010	First Horizon Mortgage Pass-Through Trust, Series 2002-7, Class 2A2, 5.25%, 12/25/17	165,496
105,087	First Horizon Mortgage Pass-Through Trust, Series 2005-8, Class 2A1, 5.25%, 2/25/21	104,631
2,590	Freddie Mac, 4.21%, 3/15/22, Series 1222, Class P(b)	2,589
97,703	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	93,609
384,801	Freddie Mac, Series 2568, Class KA, 4.25%, 12/15/21	374,686
76,746	Freddie Mac, Series 2532, Class B, 5.00%, 9/15/16	76,851
93,970	Freddie Mac, Series 2556, Class TJ, 5.00%, 1/15/22	93,717
89,435	Freddie Mac, Series 2517, Class BK, 5.00%, 2/15/31	89,265
383,581	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	379,778
153,541	Freddie Mac, Series 2527, Class VU, 5.50%, 10/15/13	155,034
100,000	Freddie Mac, Series MTN, 5.50%, 11/15/15(b)	100,007
6,249	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	6,401
74,126	Freddie Mac, Series 2390, Class TA, 6.00%, 11/15/20	74,273
43,526	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21	43,443
159,231	Freddie Mac, Series 2064, Class M, 6.00%, 6/15/28	163,069
69,000	Freddie Mac, Series 2470, Class LL, 6.00%, 7/15/32	70,284
87,856	Freddie Mac, Series 3129, Class LM, 6.00%, 9/15/32	89,397
32,000	Freddie Mac, Series 2403, Class LL, 6.25%, 1/15/32	32,722
50,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	51,140
119,571	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	123,050
25,493	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	25,445
31,854	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	33,781
23,148	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24	24,119
18,175	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	19,271
107,499	Freddie Mac, 7.28%, 8/1/34, Pool #755230(b)	106,590
11,247	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	11,226
24,656	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	25,663
9,985	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	9,965
38,970	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	41,910
55,559	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	58,794
6,821	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	6,802
23,817	Freddie Mac, Series 1264, Class I, 8.30%, 4/15/22	23,773
15,879	Freddie Mac, 9.00%, 5/1/16, Pool #170164	17,025
16,890	Freddie Mac, 9.00%, 6/1/16, Pool #170171	18,118
17,286	Freddie Mac, 9.00%, 9/1/16, Pool #170192	18,570
8,806	Freddie Mac, 9.50%, 6/1/16, Pool #274005	9,587
34,604	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	34,651
264,955	GMAC Mortgage Corp. Loan Trust, Series 2004-J5, Class A7, 6.50%, 1/25/35	264,541
21,348	Government National Mortgage Assoc., 6.00%, 1/15/09, Pool #371901	21,597
28,073	Government National Mortgage Assoc., Series 2003-18, Class KB, 6.00%, 7/20/31	28,504
31,764	Government National Mortgage Assoc., Series 2002-57, Class BA, 6.00%, 4/20/32	32,341

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$80,401	Government National Mortgage Assoc., 6.38%, 1/20/22, Pool #8900(b)	$81,739
46,914	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	49,803
670	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	708
11,332	Government National Mortgage Assoc., Series 1996-20, Class D, 7.50%, 9/16/26	11,960
4,021	Government National Mortgage Assoc., 8.00%, 11/15/21, Pool #308330	4,332
5,559	Government National Mortgage Assoc., 8.00%, 2/15/22, Pool #319029	5,994
18,170	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	19,611
3,639	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	3,916
795	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	856
1,617	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	1,742
7,615	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	8,205
29,386	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	31,659
2,232	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool # 423563	2,414
40,150	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	43,417
1,616	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	1,873
71,151	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	69,790
191,222	GSR Mortgage Loan Trust, Series 2004-10F, Class 3A1, 5.50%, 8/25/19	192,836
30,072	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	29,766
120,655	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 6.11%, 4/25/37(b)	123,679
355,000	JP Morgan Mortgage Trust, Series 2005-A1, Class 3A4, 5.03%, 2/25/35(b)	339,375
130,000	JP Morgan Mortgage Trust, Series 2006-A6, Class 1A4L, 5.55%, 10/25/36(b)	130,095
96,042	JP Morgan Mortgage Trust, Series 2006-A2, Class 2A1, 5.75%, 4/25/36(b)	95,483
291,310	JP Morgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	292,082
61,462	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	61,711
133,019	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	131,094
118,116	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34	111,974
178,133	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34	167,889
320,781	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	317,831
123,899	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	125,060
60,600	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33	60,666
102,159	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34	104,319
153,392	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34	156,796
126,989	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	125,607
359,366	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	357,682
191,828	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	193,626
205,000	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35	193,067
302,835	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35	288,520
170,000	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35	168,364
1,312,000	Nomura Asset Acceptance Corp., Series 2004-AP2, Class A6, 5.60%, 7/25/34	1,329,264
145,000	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36	145,227

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$96,876	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40 (a)	$93,340
259,636	Park Place Securities, Inc., Series 2005-WHQ4, Class A2C, 5.04%, 9/25/35(b)	256,861
41,099	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34	41,767
347	Prudential Home Mortgage Securities, Series 1993-9, Class A11, 7.50%, 3/25/08	346
319,851	RAAC, Series 2004-SP2, Class A1, 6.02%, 1/25/17(b)	323,311
131,873	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18	131,172
225,205	Residential Accredit Loans, Inc., Series 2003-QS1, Class A1, 5.00%, 1/25/33	220,855
70,139	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	68,765
123,792	Residential Accredit Loans, Inc., Series 2005-QS2, Class A1, 5.50%, 2/25/35	120,138
161,764	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21	162,022
304,112	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	301,831
145,857	Residential Accredit Loans, Inc., Series 2002-QS19, Class A8, 6.00%, 12/25/32	146,161
600,000	Residential Accredit Loans, Inc., Series 2006-QS10, Class A8, 6.00%, 8/25/36	606,067
1,400,000	Residential Accredit Loans, Inc., Series 2007-QS6, Class A6, 6.25%, 4/25/37	1,429,472
70,000	Residential Asset Loans, Inc, Series 2006-QS5, Class A9, 6.00%, 5/25/36	65,489
114,000	Residential Asset Loans, Inc, Series 2006-QS12, Class 1A2, 6.50%, 9/25/36	111,561
254,477	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.20%, 9/25/33	237,841
202,278	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	205,888
205,588	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35	203,408
448,796	Residential Asset Securitization Trust, Series 2006-A15, Class A16, 6.25%, 1/25/37	445,022
161,450	Residential Funding Mortgage Securities I, Series 2003-S12, Class 2A1, 4.00%, 12/25/32	152,279
102,522	Residential Funding Mortgage Securities I, Series 2004-S5, Class 2A1, 4.50%, 5/25/19	100,503
299,536	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	298,504
313,860	Residential Funding Mortgage Securities I, Series 2003-S1, Class A1, 5.00%, 1/25/18	313,808
84,351	Residential Funding Mortgage Securities I, Series 2003-S5, Class 1A1, 5.00%, 11/25/18	84,418
263,823	Residential Funding Securities Corp., Series 2002-RM1, Class AI1, 5.50%, 12/25/17	264,113
71,902	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	71,952
216,965	Structured Asset Securities Corp., Series 2003-20, Class 2A4, 4.50%, 7/25/18	208,752
200,000	Structured Asset Securities Corp., Series 2003-1, Class 1A3, 5.25%, 2/25/18	195,261
17,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	16,421
195,317	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	197,941
27,484	Structured Asset Securities Corp., Series 2002-3, Class A4, 6.40%, 3/25/32	27,339
208,535	Structured Asset Securities Corp., Series 2002-6, Class 1A5, 6.50%, 4/25/32	208,758
1,453	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	1,448
360,566	Structured Mortgage Loan, Series 2004-3AC, Class A1, 4.94%, 3/25/34(b)	360,233
81,146	Union Planters Mortgage Finance Corp., Series 2000-1, Class A1, 7.70%, 12/25/24	85,114
352,720	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.33%, 8/20/35(b)	348,349
295,350	Washington Mutual, Series 2003-S6, Class 2A3, 4.75%, 7/25/18	292,859
36,973	Washington Mutual, Series 2003-S11, Class 1A, 5.00%, 11/25/33	35,910
33,238	Washington Mutual, Series 2003-S3, Class 1A31, 5.25%, 6/25/33	33,258
370,896	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS2, Class 3A1, 6.50%, 5/25/32	369,551
502,548	Washington Mutual MSC Mortgage, Series 2002-MS6, Class 3A1, 6.50%, 9/25/32	499,898

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$12,890	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	$13,156
256,836	Washington Mutual Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35	262,053
250,000	Wells Fargo Mortgage Backed Securities, Series 2003-10, Class A3, 4.50%, 9/25/18	240,319
125,526	Wells Fargo Mortgage Backed Securities, Series 2003-14, Class 1A1, 4.75%, 12/25/18	123,996
21,075	Wells Fargo Mortgage Backed Securities, Series 2002-03, Class 1A7, 5.25%, 4/25/33	21,079
47,626	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 4.87%, 5/25/34(b)	46,403
631,524	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 1A4, 5.00%, 2/25/18	624,998
220,821	Wells Fargo Mortgage Backed Securities Trust, Series 2005-13, Class A1, 5.00%, 11/25/20	218,395
540,067	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A9, 5.50%, 3/25/36	542,486

Total Mortgage Backed Securities (Cost $39,237,842)		39,365,384

Corporate Bonds (11.5%)
Financial - Leasing Company (1.0%)
1,000,000	International Lease Finance Corp., 5.32%, 12/9/07	999,889

Financial Services (7.2%)
650,000	ALESCO Preferred Funding Ltd., Series 15A, Class C1, 6.36%, 12/23/37 (b)(c)	528,125
75,000	Household Finance Corp., 6.60%, 6/15/11	78,815
50,000	Household Finance Corp., 6.80%, 5/15/11	52,992
500,000	I-Preferred Term Securities, 7.72%, 12/11/32, Callable 12/11/07 @ 100 (b)(c)	500,000
500,000	Preferred Term Securities IX, 7.00%, 4/3/33, Callable 4/3/08 @ 100 (b)(c)	500,000
500,000	Preferred Term Securities XI, 7.29%, 9/24/33, Callable 9/24/08 @ 100 (b)(c)	500,000
970,854	Preferred Term Securities XXIII, 6.15%, 12/22/36 (a)(b)	779,110
1,000,000	Preferred Terms Securities XXVI, 6.19%, 9/22/37, Callable 6/22/12 @100 (b)(c)	949,000
1,750,000	Reg Diversified Funding, 6.40%(b), 1/25/36 (b)(c)	1,693,125
2,000,000	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 6.33%(b), 8/5/36 (b)(c)	1,670,000

		7,251,167

Security Brokers & Dealers (3.0%)
200,000	Bear Stearns Co., Inc., 3.50%, 6/27/18(b)	182,076
1,065,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	967,231
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	192,579
250,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	247,845
1,100,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17	1,108,072
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	365,244

		3,063,047

Telecommunications (0.3%)
50,000	Qwest Corp., 6.88%, 9/15/33, Callable 1/18/08 @ 101.56*	50,170
250,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	262,734

		312,904

Total Corporate Bonds (Cost $12,234,268)		11,627,007

Taxable Municipal Bonds (1.6%)
California (0.5%)
500,000	Monrovia Redevelopment Agency Tax Allocation, 6.90%, 5/1/17, Callable 5/1/08 @ 102, Insured by: AMBAC*	514,995

Georgia (1.0%)
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/07 @ 102, Insured by: FSA*	1,027,770

Wisconsin (0.1%)
100,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/08 @ 100, Insured by: Goldman Sachs & Co.*	100,347

Total Taxable Municipal Bonds (Cost $1,590,085)		1,643,112

U.S. Government Agency Securities (28.4%)
	Fannie Mae
80,000	3.00%, 1/15/08, Continuously Callable @ 100	79,877
150,000	3.00%, 3/25/09, Continuously Callable @ 100	148,315
250,000	3.21%, 7/23/08, Callable 1/23/08 @ 100*	248,101

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$35,000	3.50%, 4/8/10, Continuously Callable @ 100(b)	$34,919
75,000	4.00%, 12/23/08, Continuously Callable @ 100(b)	74,999
70,000	4.00%, 3/15/09, Continuously Callable @ 100(b)	70,001
110,000	4.00%, 9/21/12, Callable 12/21/07 @ 100(b)	110,005
30,000	4.00%, 2/7/13, Continuously Callable @ 100(b)	29,998
250,000	4.00%, 3/3/16, Callable 12/3/07 @ 100(b)*	249,875
106,000	4.00%, 3/8/17, Continuously Callable @ 100(b)	105,973
223,000	4.13%, 12/26/18, Callable 12/26/08 @ 100(b)*	223,062
105,000	4.25%, 2/10/11, Continuously Callable @ 100(b)	105,006
75,000	4.25%, 2/25/13, Continuously Callable @ 100(b)	75,004
65,000	4.38%, 10/28/09, Continuously Callable @ 100(b)	65,006
115,000	4.38%, 4/5/13, Callable 12/8/07 @ 100(b)*	115,008
100,000	4.50%, 4/29/10, Continuously Callable @ 100(b)	100,009
178,000	4.50%, 2/24/12, Continuously Callable @ 100(b)	178,023
93,000	4.50%, 11/19/12, Continuously Callable @ 100(b)	93,010
180,000	4.50%, 12/23/14, Continuously Callable @ 100(b)	179,919
68,000	4.50%, 8/25/15, Continuously Callable @ 100(b)	68,004
185,000	4.75%, 9/2/11, Continuously Callable @ 100(b)	185,033
80,000	5.00%, 7/22/10, Callable 12/28/07 @ 100(b)*	80,014
1,000,000	5.00%, 7/28/10, Callable 1/28/08 @ 100(b)*	1,032,177
180,000	5.00%, 8/5/13, Continuously Callable @ 100(b)	180,031
1,000,000	5.00%, 9/24/13, Callable 12/24/07 @ 100(b)*	1,000,519
190,000	5.00%, 2/18/14, Continuously Callable @ 100(b)	190,030
1,000,000	5.00%, 4/11/14, Callable 1/11/08 @ 100(b)*	1,000,872
328,000	5.00%, 4/22/14, Continuously Callable @ 100(b)	328,053
235,000	5.00%, 7/15/14, Continuously Callable @ 100(b)	235,035
750,000	5.00%, 11/28/14, Callable 2/28/08 @ 100(b)*	751,378
157,000	5.00%, 12/2/14, Continuously Callable @ 100(b)	157,025
120,000	5.00%, 12/22/14, Continuously Callable @ 100(b)	120,017
57,000	5.00%, 12/30/14, Callable 12/30/07 @ 100(b)*	57,070
100,000	5.00%, 2/23/15, Continuously Callable @ 100(b)	100,015
85,000	5.00%, 3/23/15, Continuously Callable @ 100(b)	85,013
151,000	5.00%, 4/7/15, Continuously Callable @ 100(b)	151,024
285,000	5.00%, 11/5/18, Continuously Callable @ 100(b)	285,055
110,000	5.00%, 5/10/19, Continuously Callable @ 100(b)	110,021
16,000	5.00%, 9/30/19, Continuously Callable @ 100(b)	16,003
367,000	5.00%, 4/28/20, Callable 1/28/08 @ 100(b)*	367,400
127,000	5.13%, 8/25/14, Continuously Callable @ 100(b)	127,023
120,000	5.13%, 9/16/14, Callable 1/3/08 @100(b)*	120,022
100,000	5.13%, 12/18/15, Callable 12/28/08 @ 100(b)*	100,017
207,000	5.25%, 8/1/18, Callable 2/1/08 @ 100(b)*	207,395
30,000	5.38%, 5/12/14, Continuously Callable @ 100(b)	30,007
158,000	5.38%, 8/11/15, Callable 12/8/07 @ 100(b)*	158,035
220,000	5.50%, 8/17/12, Continuously Callable @ 100(b)	220,068
105,000	5.50%, 8/24/12, Continuously Callable @ 100(b)	105,032
200,000	5.50%, 8/23/13, Continuously Callable @ 100(b)	200,054
40,000	5.50%, 4/21/15, Continuously Callable @ 100(b)	40,010
399,000	5.75%, 9/27/18, Continuously Callable @ 100(b)	399,136
49,000	6.00%, 9/21/18, Continuously Callable @ 100(b)	49,019
79,000	6.00%, 6/17/19, Continuously Callable @ 100(b)	79,029
70,000	6.13%, 8/22/18, Continuously Callable @ 100(b)	70,028
100,000	Federal Farm Credit Bank, 3.00%, 5/28/08, Continuously Callable @ 100	99,244
	Federal Home Loan Bank
250,000	3.02%, 3/12/08, Callable 12/12/07 @ 100*	249,058
100,000	3.05%, 1/23/08*	99,831
120,000	3.50%, 12/12/08, Callable 12/12/07 @ 100*	119,328
2,500,000	3.50%, 6/19/09, Callable 12/19/07 @ 100*	2,487,630
100,000	3.51%, 8/4/08, Continuously Callable @ 100	99,419
40,000	3.51%, 1/30/09, Callable 1/30/08 @ 100*	39,787
100,000	3.60%, 4/8/09, Continuously Callable @ 100	99,571

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$65,000	3.63%, 4/23/08, Continuously Callable @ 100	$64,799
100,000	3.70%, 3/10/08, Continuously Callable @ 100	99,810
450,000	3.75%, 8/15/08, Continuously Callable @ 100	448,108
181,818	3.80%, 8/11/08, Continuously Callable @ 100	181,110
50,000	4.00%, 8/13/08, Continuously Callable @ 100	49,871
100,000	4.00%(b), 12/19/08, Callable 1219/07 @ 100	99,950
180,000	4.10%, 7/14/08, Continuously Callable @ 100	179,615
100,000	4.13%, 8/4/08, Continuously Callable @ 100	99,814
50,000	4.13%, 8/5/08, Continuously Callable @ 100	49,907
250,000	4.35%, 9/1/09, Continuously Callable @ 100	250,008
150,000	4.50%, 12/26/08, Continuously Callable @ 100(b)	150,720
200,000	4.50%, 6/26/13, Callable 12/26/07 @ 100(b)*	199,882
100,000	4.50%, 6/26/13, Callable 12/26/07 @ 100(b)*	100,025
145,000	4.50%, 2/15/14, Continuously Callable @ 100(b)	145,003
650,000	4.50%, 6/5/18, Callable 12/5/07 @ 100(b)*	648,971
1,500,000	4.50%, 7/23/18, Callable 1/23/08 @ 100(b)*	1,497,389
50,000	4.52%, 8/26/09, Continuously Callable @ 100	50,002
25,000	4.54%, 6/15/10, Callable 12/24/07 @ 100*	25,001
611,111	4.75%, 4/30/14, Callable 1/30/08 @ 100(b)*	611,623
100,000	5.00%, 4/29/09(b)	101,602
100,000	5.00%, 9/24/09, Callable 12/24/07 @ 100(b)*	100,064
500,000	5.00%, 6/30/10, Callable 12/30/07 @ 100(b)*	500,332
100,000	5.00%, 1/27/15, Callable 1/27/08 @ 100(b)*	100,111
100,000	5.00%, 3/30/15, Callable 12/30/07 @ 100(b)*	100,050
200,000	5.00%, 6/26/15, Callable 12/26/07 @ 100(b)*	200,096
900,000	5.00%, 10/20/15, Callable 1/20/08 @ 100(b)*	898,650
100,000	5.00%, 10/13/17, Callable 1/13/08 @ 100(b)*	100,114
235,000	5.00%, 5/21/18, Callable 2/21/08 @ 100(b)*	235,486
100,000	5.00%, 6/5/18, Callable 12/5/07 @ 100(b)*	100,005
1,000,000	5.00%, 7/16/18, Callable 1/16/08 @ 100(b)*	983,216
97,000	5.13%, 11/10/16, Continuously Callable @ 100(b)	97,006
750,000	5.20%, 9/20/13, Continuously Callable @ 100	750,046
	Freddie Mac
96,000	3.00%, 12/15/09, Continuously Callable @ 100	94,638
100,000	3.38%, 4/23/08, Continuously Callable @ 100	99,655
110,000	4.00%, 3/15/11, Continuously Callable @ 100(b)	109,992
376,000	4.00%, 9/17/12, Continuously Callable @ 100(b)	376,002
157,000	4.00%, 3/15/18, Callable 12/24/07 @ 100(b)*	156,948
200,000	4.00%, 6/25/18, Continuously Callable @ 100(b)	199,099
115,000	4.00%, 1/28/19, Continuously Callable @ 100(b)	114,765
320,000	4.13%, 12/16/13, Continuously Callable @ 100(b)	319,994
100,000	4.50%, 1/15/10, Continuously Callable @ 100(b)	100,003
100,000	4.50%, 9/26/11, Continuously Callable @ 100(b)	100,004
50,000	4.50%, 4/2/13, Continuously Callable @ 100(b)	50,001
45,000	4.50%, 4/22/13, Continuously Callable @ 100(b)	45,001
46,000	4.50%, 10/15/14, Continuously Callable @ 100(b)	46,001
20,000	4.50%, 3/15/15, Callable 12/24/07 @ 100(b)*	19,985
85,000	4.50%, 2/15/17, Callable 12/24/07 @ 100(b)*	84,912
25,000	4.50%, 4/15/19, Continuously Callable @ 100(b)	24,956
500,000	4.55%, 1/20/11, Continuously Callable @ 100	511,971
275,000	4.63%, 12/15/10, Continuously Callable @ 100(b)	275,009
100,000	4.63%, 10/18/19, Continuously Callable @ 100(b)	100,003
200,000	5.00%, 6/18/08, Callable 12/8/07 @ 100(b)*	200,042
500,000	5.00%, 2/10/12, Callable 2/10/08 @ 100(b)*	501,048
160,000	5.00%, 1/15/14, Continuously Callable @ 100(b)	160,008
50,000	5.00%, 2/15/16, Continuously Callable @ 100(b)	50,002
157,000	5.00%, 4/15/16, Continuously Callable @ 100(b)	157,008
341,000	5.00%, 4/15/18, Continuously Callable @ 100(b)	341,019
606,000	5.00%, 8/1/18, Callable 2/1/08 @ 100(b)*	606,758
195,000	5.00%, 12/17/18, Continuously Callable @ 100(b)	195,010

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Shares or Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$58,000	5.00%, 3/28/19, Continuously Callable @ 100(b)	$58,003
183,000	5.25%, 10/7/16, Continuously Callable @ 100(b)	183,013
100,000	5.25%, 10/15/18, Callable 1/15/08 @ 100(b)*	100,143
138,000	5.38%, 8/1/18, Callable 2/1/08 @ 100(b)*	138,290

Total U.S. Government Agency Securities (Cost $28,240,240)		28,722,311

U.S. Treasury Obligations (13.9%)
	U.S. Treasury Bonds
1,500,000	5.38%, 2/15/31	1,705,079
1,500,000	5.50%, 8/15/28	1,713,046
	U.S. Treasury Notes
5,000	3.13%, 4/15/09	5,003
1,000,000	3.63%, 7/15/09	1,008,281
1,000,000	4.13%, 5/15/15	1,019,844
1,000,000	4.25%, 8/15/15	1,027,188
1,900,000	4.50%, 2/28/11	1,980,007
2,800,000	4.50%, 11/15/15	2,922,282
1,050,000	4.50%, 2/15/16	1,094,543
1,500,000	4.63%, 2/15/17	1,574,766

Total U.S. Treasury Obligations (Cost $13,215,472)		14,050,039

Investments in Affiliate (3.0%)
3,068,651	American Performance Institutional Cash Management Fund	3,068,651

Total Investments (Cost $99,089,594)(d)—98.9%		100,087,540
Other assets in excess of liabilities — 1.1%		1,133,968

NET ASSETS — 100.0%		$101,221,508

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.

(b)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2007. The date presented reflects the final maturity date.

(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(d)	Represents cost for financial reporting purposes.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AMBAC	American Municipal Bond Assurance Corp.

FSA	Financial Security Assurance

GO	General Obligations Bond

MTN	Medium Term Note

See accompanying notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (1.8%)
$80,850	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20 (a)	$80,888
245,600	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21 (a)	247,853
189,616	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20 (a)	188,903
227,939	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12 (a)	235,396
325,966	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.39%(b), 12/25/34	322,233
130,630	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10 (a)	133,522
25,243	Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21 (a)	23,476

Total Asset Backed Securities (Cost $1,155,891)		1,232,271

Mortgage Backed Securities (38.7%)
307,923	ABFS Mortgage Loan Trust, Series 2002-1 , Class A5, 6.51%, 12/15/32	308,370
163,995	ABN AMRO Mortgage Corp., Series 2003-7, Class A2, 5.00%, 7/25/18	163,366
138,942	Banc of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35	136,641
1,000,000	Banc of America Alternative Loan Trust, Series 2007-1, Class 3A28, 6.00%, 4/25/37	956,147
127,203	Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	128,754
95,000	Banc of America Funding Corp., Series 2005-3, Class 1A9, 5.25%, 6/25/35	83,858
75,271	Banc of America Funding Corp., Series 2003-1, Class A1, 6.00%, 5/20/33	74,989
92,000	Banc of America Mortgage Securities, Series 2004-3, Class 1A3, 5.50%, 4/25/34	76,757
54,000	Banc of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	47,235
158,035	Bank of America Mortgage Securities, Series 2003-6, Class 1A36, 5.25%, 8/25/33	155,729
240,000	Bank of America Mortgage Securities, Series 2004-7, Class 2A2, 5.75%, 8/25/34	242,385
233,728	Bear Stearns Alt-A Trust, Series 2006-6, Class 32A1, 5.81%, 11/25/36 (b)	230,837
182,260	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.00%, 1/25/34	181,290
69,316	Chase Mortgage Finance Corp., Series 2003-S2, Class A1, 5.00%, 3/25/18	68,898
5,431	Chase Mortgage Finance Corp., Series 2005-S1, Class 1A9, 5.50%, 5/25/35	5,135
36,200	Chase Mortgage Finance Corp., Series 2005-S2, Class A25, 5.50%, 10/25/35	34,280
503,018	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A3, 6.00%, 1/25/34	496,920
114,698	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32	114,330
5,466	Chase Mortgage Finance Corp., Series 2002-S8, Class 2A1, 6.50%, 8/25/29	5,537
525,000	Chaseflex Trust, Series 2006-2, Class A5, 5.99%, 9/25/36	509,826
103,502	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37	105,512
157,164	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	158,665
285,089	Citicorp Mortgage Securities, Inc., Series 2004-9, Class 1A9, 5.25%, 12/25/34	282,431
12,000	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A11, 5.50%, 12/25/33	10,482
100,000	Citicorp Mortgage Securities, Inc., Series 2006-3, Class 1A2, 6.25%, 6/25/36	97,261
530,807	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	538,423
100,000	Countrywide Alternative Loan Trust, Series 2005-J3, 2A12, 5.50%, 5/25/35	93,464
82,021	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	82,431
100,000	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36	88,139
750,000	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37	685,167
560,000	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36	463,253
253,000	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35	199,795
228,436	Countrywide Home Loans, Series 2003-40, Class AS, 4.50%, 10/25/18	203,427

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$132,556	Countrywide Home Loans, Series 2003-34, Class A11, 5.25%, 9/25/33	$117,929
108,000	Countrywide Home Loans, Series 2003-34, Class A15, 5.25%, 9/25/33	99,595
15,000	Countrywide Home Loans, Series 2003-1, Class 1A2, 5.50%, 3/25/33	13,448
112,000	Countrywide Home Loans, Series 2003-14, Class A4, 5.50%, 6/25/33	99,807
47,150	Countrywide Home Loans, Series 2003-J6, Class 1A1, 5.50%, 8/25/33	46,988
10,000	Countrywide Home Loans, Series 2004-4, Class A24, 5.50%, 5/25/34	9,349
23,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34	20,396
250,000	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	235,925
116,806	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	110,705
129,979	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34	129,473
131,243	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34	129,164
243,329	Countrywide Home Loans, Series 2006-1, Class A2, 6.00%, 3/25/36	244,241
687,244	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	658,024
400,000	Countrywide Home Loans, Series 2006-16, Class 3A4, 6.50%, 11/25/36	385,594
94,399	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-11, Class 1A3, 4.50%, 6/25/33	93,237
111,660	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	110,930
96,383	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	96,150
77,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 1A5, 5.50%, 12/25/34	69,379
378,826	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35	369,440
146,702	Credit Suisse Mortgage Capital Certificate, Series 2006-8, Class 1A1, 4.50%, 10/25/21	142,529
8,738	Fannie Mae, 4.50%, 5/1/19, Pool #761398	8,610
393,876	Fannie Mae, 4.84%, 2/1/33, Pool #683235 (b)	396,064
5,086	Fannie Mae, 5.00%, 3/1/18, Pool #688031	5,099
12,744	Fannie Mae, 5.00%, 8/1/33, Pool #730856	12,519
12,671	Fannie Mae, 5.00%, 7/1/35, Pool #832198	12,431
9,019	Fannie Mae, 5.50%, 2/1/33, Pool #683351	9,062
3,420	Fannie Mae, 5.50%, 9/1/34, Pool #725773	3,432
94,219	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	96,206
500,000	Fannie Mae, Series 2006-7, Class TB, 6.00%, 2/25/31	512,110
872,082	Fannie Mae, 6.00%, 2/1/32, Pool #634200	886,305
69,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	69,528
106,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	111,127
106,800	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	111,897
42,987	Fannie Mae, 7.21%, 12/1/27, Pool #422279 (b)	43,628
11,566	Fannie Mae, Series 1997-42, Class EN, 7.25%, 7/18/27	11,951
95,547	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	102,782
55,235	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 4.98%, 11/25/32	54,982
298,715	Fannie Mae Whole Loan, Series 2004-W3, Class A8, 5.50%, 5/25/34	288,442
226,527	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 6.43%, 8/25/42 (b)	227,459
80,000	First Horizon Mortgage Pass-Through Trust, Series 2003-8, Class 1A10, 5.25%, 10/25/33	71,021
10,115	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	10,082
97,703	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	93,609
117,282	Freddie Mac, Series 2728, Class HN, 4.50%, 1/15/19	115,163
285,000	Freddie Mac, Series 2877, Class AL, 5.00%, 10/15/24	277,552
51,000	Freddie Mac, Series 2994, Class NC, 5.00%, 10/15/28	50,916
28,738	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	28,899
45,311	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	46,037
65,000	Freddie Mac, Series 3133, Class TD, 6.00%, 9/15/34	66,408
7,179	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	7,291
89,678	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	92,287
163,408	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	167,134

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$113,715	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	$117,688
22,657	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	23,323
98,000	Freddie Mac, Series 3180, Class DD, 6.50%, 2/15/36	98,758
49,088	Freddie Mac, 6.66%, 4/1/24, Pool #409624	49,722
14,815	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	14,753
384,958	Freddie Mac, Series 1999, Class PU, 7.00%, 10/15/27	401,831
141,443	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	149,968
10,286	Freddie Mac, Series 54, Class C, 7.75%, 3/18/25	10,281
41,150	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	44,255
2,696	Freddie Mac, Series 1255, Class H, 8.50%, 4/15/22	2,830
29,014	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.00%, 10/25/33	28,284
155,000	GMAC Mortgage Corp. Loan Trust, Series 2003-J6, Class A3, 5.50%, 10/25/33	141,967
21,995	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	23,337
64,129	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	68,014
26,205	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	27,933
8,106	Government National Mortgage Assoc., 7.50%, 12/15/25, Pool #401510	8,653
5,597	Government National Mortgage Assoc., Series 1996-15, Class H, 7.50%, 8/16/26	5,800
30,849	Government National Mortgage Assoc., Series 1996-20, Class J, 7.50%, 9/20/26	32,433
15,437	Government National Mortgage Assoc., 8.00%, 5/15/26, Pool #428480	16,693
811	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	877
14,599	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	15,815
2,135	Government National Mortgage Assoc., 10.50%, 11/15/15, Pool #268347	2,454
94,257	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	94,010
330,000	JP Morgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36	330,026
186,826	JP Morgan Mortgage Trust, Series 2006-A2, Class 3A2, 5.68%, 4/25/36 (b)	183,375
89,233	JP Morgan Mortgage Trust, Series 2006-A4, Class 3A1, 5.97%, 6/25/36 (b)	90,153
138,236	JP Morgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	138,602
47,485	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25	47,381
216,653	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33	210,757
251,377	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35	239,903
123,899	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	125,060
400,977	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	397,289
152,269	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35	152,745
35,679	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	35,545
97,284	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34	99,108
20,000	Master Asset Securitization Trust, Series 2003-8, Class 3A11, 5.25%, 9/25/33	19,426
169,259	Master Asset Securitization Trust, Series 2003-7, Class 1A1, 5.50%, 9/25/33	168,254
37,613	Master Asset Securitization Trust, Series 2003-7, Class 1A2, 5.50%, 9/25/33	37,402
225,000	Master Asset Securitization Trust, Series 2005-1, Class 2A4, 5.50%, 5/25/35	194,033
161,271	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32	163,061
240,657	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34	242,913
100,166	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	100,558
1,000,000	Prime Mortgage Trust, Series 2005-4, Class 2A3, 5.50%, 10/25/35	855,231
755,924	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32	758,732

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$400,000	Residential Accredit Loans, Inc., Series 2006-QS10, Class A8, 6.00%, 8/25/36	$404,045
950,000	Residential Accredit Loans, Inc., Series 2007-QS6, Class A6, 6.25%, 4/25/37	969,999
100,000	Residential Asset Loans, Inc, Series 2006-QS5, Class A9, 6.00%, 5/25/36	93,555
134,852	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	137,258
750,000	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	709,314
456,247	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	449,793
76,674	Residential Funding Mortgage Securities, Inc., Series 2004-S8, Class A7, 5.50%, 9/25/34	76,461
62,321	Structured Adjustable Rate Mortgage Loan, Series 2006-5, Class 4A1, 5.93%, 6/25/36 (b)	61,661
500,000	Structured Asset Securities Corp., Series 2003-8, Class 1A2, 5.00%, 4/25/18	494,879
76,654	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.00%, 5/25/35	73,875
321,794	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.50%, 3/25/19	323,705
250,000	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35	240,118
60,000	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	57,955
118,709	Structured Asset Securities Corp., Series 2003-10, Class A, 6.00%, 4/25/33	119,525
195,317	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	197,941
126,532	Structured Mortgage Asset Residential Trust, Series 2003-1, Class 2A1, 6.00%, 2/25/18	126,739
90,857	TBW Mortgage Backed Pass Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36	94,054
176,360	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.33%, 8/20/35 (b)	174,174
548,000	Washington Mutual Mortgage Pass-Through, Series 2005-3, Class 1CB5, 5.50%, 5/25/35	435,080
73,923	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34	74,616
34,829	Washington Mutual MSC Mortgage, Series 2002-MS9, Class 2A2, 5.25%, 12/25/17	34,838
27,762	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	28,336
64,043	Wells Fargo Mortgage Backed Securities, Series 2004-0, Class A1, 4.89%, 8/25/34(b)	62,722
443,558	Wells Fargo Mortgage Backed Securities, Series 2004-5, Class 1A1, 5.00%, 6/25/19	441,438
183,438	Wells Fargo Mortgage Backed Securities, Series 2004-7, Class 2A2, 5.00%, 7/25/19	182,578
172,446	Wells Fargo Mortgage Backed Securities Trust, Series 2003-2, Class A6, 5.25%, 2/25/18	172,693

Total Mortgage Backed Securities (Cost $26,389,942)		26,408,655

Corporate Bonds (13.4%)
Banking (0.6%)
381,000	JP Morgan Chase & Co., 7.00%, 11/15/09	398,459
Financial Services (7.3%)
500,000	ALESCO Preferred Funding Ltd., Series 15A, Class C1, 6.36%, 12/23/37 (b)(c)	406,250
100,000	American International Group, Inc., 4.25%, 5/15/13 (c)	95,164
545,000	General Electric Capital Corp., 5.45%, 1/15/13	561,465
500,000	General Electric Capital Corp., 7.50%, 6/15/09	524,515
150,000	Household Finance Corp., 6.50%, 11/15/08	151,584
500,000	I-Preferred Term Securities, 7.72%, 12/11/32, Callable 12/11/07 @ 100 (b)(c)	500,000
1,000,000	Preferred Term Securities IX, 7.00%, 4/3/33, Callable 4/3/08 @ 100 (b)(c)	1,000,000
500,000	Preferred Term Securities XI, 7.29%, 9/24/33, Callable 9/24/08 @ 100 (b)(c)	500,000
485,427	Preferred Term Securities XXIII, 6.15%, 12/22/36 (a)(b)	389,555
1,000,000	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 6.33%, 8/5/36 (b)(c)	835,000

		4,963,533

Security Brokers & Dealers (4.0%)
665,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	603,952
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	192,579
500,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	495,690

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Corporate Bonds, continued:
Security Brokers & Dealers, continued:
$700,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17	$705,136
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	700,469

		2,697,826

Telecommunications (1.5%)
1,000,000	Alltel Corp., 7.00%, 3/15/16	788,846
135,000	Qwest Corp., 6.88%, 9/15/33, Callable 1/18/08 @ 101.56*	135,460
126,000	Qwest Corp., 6.88%, 9/15/33, Callable 1/18/08 @ 101.56*	126,429

		1,050,735

Total Corporate Bonds (Cost $9,565,971)		9,110,553

Taxable Municipal Bonds (4.4%)
California (0.6%)
400,000	Monrovia Redevelopment Agency Tax Allocation, 6.90%, 5/1/17, Callable 5/1/08 @ 102, Insured by: AMBAC*	411,996

Georgia (1.5%)
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/07 @ 102, Insured by: FSA*	1,027,770

Missouri (2.1%)
500,000	Missouri State Housing Development Community Single Family Mortgage Revenue, 5.78%, 3/1/38, Continuously Callable @ 100, Insured by: GNMA/FNMA/FHLMC	509,140
905,000	St. Louis Missouri Municipal Finance Corp., Firemens’ Retirement System Revenue, 6.55%, 8/1/09, Insured by: MBIA	938,313

		1,447,453

Wisconsin (0.2%)
115,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/08 @ 100, Insured by: Goldman Sachs & Co.*	115,399

Total Taxable Municipal Bonds (Cost $2,909,987)		3,002,618

U.S. Government Agency Securities (23.9%)
	Fannie Mae
238,000	4.00%, 3/8/17, Continuously Callable @ 100(b)	237,940
1,250,000	4.16%, 6/11/13, Continuously Callable @ 100	1,238,085
500,000	5.00%, 7/28/10, Callable 1/28/08 @ 100(b)*	516,088
750,000	5.00%, 9/24/13, Callable 12/24/07 @ 100 (b)*	750,389
500,000	5.00%, 4/11/14, Callable 1/11/08 @ 100 (b)*	500,436
500,000	5.00%, 11/28/14, Callable 2/28/08 @ 100 (b)*	500,918
100,000	5.00%, 12/22/14, Continuously Callable @ 100 (b)	100,014
58,000	5.00%, 9/17/19, Continuously Callable @ 100 (b)	58,010
40,000	5.00%, 9/30/19, Continuously Callable @ 100 (b)	40,007
425,000	5.00%, 11/19/19, Continuously Callable @ 100 (b)	425,079
101,000	5.13%, 8/25/14, Continuously Callable @ 100 (b)	101,018
35,000	5.13%, 2/29/16, Continuously Callable @ 100 (b)	35,007
96,000	5.13%, 4/12/16, Callable 3/8/08 @ 100 (b)*	96,019
275,000	5.25%, 8/1/18, Callable 2/1/08 @ 100 (b)*	275,525
140,000	5.50%, 5/13/13, Continuously Callable @ 100 (b)	140,040
	Federal Home Loan Bank
135,000	4.00%, 7/16/10, Callable 1/16/08 @ 100 (b)*	134,832
100,000	4.00%, 7/30/13, Callable 1/30/08 @ 100 (b)*	99,824
420,000	4.00%, 3/24/14, Callable 3/24/08 @ 100 (b)*	419,714
250,000	4.00%, 3/30/16, Callable 12/30/07 @ 100 (b)*	250,128
100,000	4.00%, 7/9/18, Callable 1/9/08 @ 100 (b)*	99,060
250,000	4.25%, 7/16/18, Callable 1/16/08 @ 100 (b)*	248,919
100,000	4.25%, 7/17/18, Callable 1/17/08 @ 100 (b)*	99,288
500,000	4.50%, 6/5/18, Callable 12/5/07 @ 100 (b)*	499,209
100,000	4.50%, 6/26/18, Callable 6/26/08 @ 100 (b)*	99,712
200,000	4.50%, 7/30/18, Callable 1/30/08 @ 100 (b)*	199,412
100,000	4.75%, 11/21/11, Callable 02/21/08 @ 100 (b)*	100,199
194,444	4.75%, 4/30/14, Callable 1/30/08 @ 100 (b)*	194,607
25,000	4.87%, 9/7/12, Continuously Callable @ 100	25,001
140,000	5.00%, 6/26/08, Callable 6/26/08 @ 100 (b)*	140,047
250,000	5.00%, 6/30/10, Callable 12/30/07 @ 100 (b)*	250,166
350,000	5.00%, 4/30/12, Callable 1/30/08 @ 100*	350,642
100,000	5.00%, 1/27/15, Callable 1/27/08 @ 100 (b)*	100,111

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$300,000	5.00%, 10/20/15, Callable 1/20/08 @ 100 (b)*	$299,550
650,000	5.00%, 7/16/18, Callable 1/16/08 @ 100 (b)*	639,090
200,000	5.00%, 3/25/19, Callable 12/25/07 @ 100 (b)*	200,099
500,000	5.20%, 9/20/13, Continuously Callable @ 100	500,031
200,000	5.28%, 10/17/14, Callable 04/17/08 @ 100*	200,678
	Freddie Mac
25,000	4.00%, 9/15/13, Continuously Callable @ 100 (b)	24,977
107,000	4.00%, 9/30/14, Continuously Callable @ 100 (b)	106,256
180,000	4.00%, 3/15/15, Continuously Callable @ 100 (b)	179,847
82,000	4.00%, 3/15/18, Continuously Callable @ 100 (b)	81,983
400,000	4.00%, 6/25/18, Continuously Callable @ 100 (b)	398,199
20,000	4.50%, 12/15/14, Continuously Callable @ 100 (b)	19,981
25,000	4.50%, 10/15/16, Continuously Callable @ 100 (b)	24,975
131,000	4.50%, 3/29/19, Continuously Callable @ 100 (b)	130,804
500,000	4.55%, 1/20/11, Continuously Callable @ 100	511,970
1,500,000	4.63%, 5/28/13, Callable 05/28/08 @ 100*	1,499,443
125,000	4.63%, 10/18/19, Continuously Callable @ 100 (b)	125,004
358,000	5.00%, 7/15/13, Continuously Callable @ 100 (b)	358,018
268,000	5.00%, 4/28/15, Continuously Callable @ 100 (b)	268,012
165,000	5.00%, 3/26/18, Continuously Callable @ 100	163,596
32,000	5.00%, 2/25/19, Continuously Callable @ 100 (b)	32,002
158,000	5.00%, 3/28/19, Continuously Callable @ 100 (b)	158,009
373,000	5.13%, 7/18/18, Continuously Callable @ 100 (b)	373,023
141,000	5.13%, 8/1/18, Callable 02/01/08 @ 100 (b)*	141,236
331,000	5.25%, 7/25/18, Continuously Callable @ 100 (b)	331,023
147,000	5.25%, 7/15/19, Callable 12/24/07 @ 100 (b)*	147,010
1,000,000	5.30%, 7/29/13, Continuously Callable @ 100	1,000,066
100,000	5.38%, 2/22/19, Continuously Callable @ 100 (b)	100,007

Shares or Principal Amount	Security Description	Value
Total U.S. Government Agency Securities (Cost $16,024,103)		$16,340,335
U.S. Treasury Obligations (14.0%)
	U.S. Treasury Bonds
2,000,000	5.38%, 2/15/31	2,273,438
1,750,000	5.50%, 8/15/28	1,998,554
	U.S. Treasury Notes
1,050,000	4.13%, 5/15/15	1,070,836
1,050,000	4.25%, 8/15/15	1,078,548
3,000,000	4.63%, 2/15/17	3,149,532
Total U.S. Treasury Obligations (Cost $8,915,650)		9,570,908
Investments in Affiliate (3.8%)
2,583,484	American Performance Institutional Cash Management Fund	2,583,484

Total Investments (Cost $67,545,028)(d)—100.0%		68,248,824

Liabilities in excess of other assets — 0.0%		(29,036)

NET ASSETS — 100.0%		$68,219,788

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.

(b)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2007. The date presented reflects the final maturity date.

(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(d)	Represents cost for financial reporting purposes.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AMBAC	American Municipal Bond Assurance Corp.

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance

GNMA	Government National Mortgage Association

GO	General Obligations Bond

MBIA	Municipal Bond Insurance Association

See accompanying notes to schedule of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

November 30, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks (43.0%)
Advertising (0.0%)(a)
490	NETGEAR, Inc.	$16,606

Aerospace/Defense (1.1%)
690	DRS Technologies, Inc.	40,855
140	HEICO Corp.	6,896
2,400	Lockheed Martin Corp.	265,608
1,275	Moog, Inc. (a)	57,477
1,310	Rockwell Collins, Inc.	94,477
960	Spirit AeroSystems Holdings, Inc., Class A (a)	33,552
3,740	The Boeing Co.	346,100

		844,965

Agriculture (0.1%)
80	Bunge Ltd. ADR	8,987
990	Monsanto Co.	98,377

		107,364

Airlines (0.1%)
570	AerCap Holdings NV (a)	13,127
400	Copa Holdings SA, Class A	14,452
240	Ryanair Holdings PLC ADR (a)	9,737
190	UAL Corp. (a)	7,779

		45,095

Apparel / Footwear (0.1%)
870	Brown Shoe Co., Inc.	14,764
1,130	Crocs, Inc. (a)	44,104
1,330	Dress Barn, Inc. (a)	18,806
520	J. Crew Group, Inc. (a)	24,986

		102,660

Apparel Manufacturers (0.6%)
4,040	Coach, Inc. (a)	150,046
310	Columbia Sportswear Co.	14,883
220	Guess?, Inc.	10,325
190	K-Swiss, Inc., Class A	3,449
710	Liz Claiborne, Inc.	17,814
890	Maidenform Brands, Inc. (a)	11,632
3,760	NIKE, Inc., Class B	246,844
280	Polo Ralph Lauren Corp.	19,314
1,220	True Religion Apparel, Inc. (a)	21,252
20	Wacoal Holdings Corp. ADR (a)	1,272

		496,831

Automotive Parts (0.3%)
470	A.O. Smith Corp.	16,633
1,245	Advance Auto Parts, Inc.	44,770
240	Aftermarket Technology Corp. (a)	6,701
630	AutoZone, Inc. (a)	70,327
760	Magna International, Inc., Class A, CLASS-A	64,045
100	Tenneco, Inc. (a)	2,959
620	Toyota Motor Corp. ADR	69,843

		275,278

Banking (1.2%)
1,415	Associated Banc-Corp.	38,502
150	Banco Bilbao Vizcaya Argentaria SA ADR	3,726
770	BancorpSouth, Inc.	18,834
3,500	Bank of America Corp.	161,455
5,610	Citigroup, Inc.	186,813
340	City Holding Co.	12,233
300	Community Bancorp (a)	5,409
520	East West Bancorp, Inc.	14,014
150	Hancock Holding Co.	5,882
300	Intervest Bancshares Corp.	4,779
1,490	KeyCorp	39,247
870	National City Corp.	17,191
370	Provident Bankinghares Corp.	8,677
1,430	Sovereign Bancorp, Inc.	16,831
910	SunTrust Banks, Inc.	63,800
870	Susquehanna Bancshares, Inc.	17,304
5,015	Synovus Financial Corp.	124,823
3,505	Wachovia Corp.	150,715
1,255	Whitney Holding Corp.	34,387

		924,622

Beverages (0.4%)
820	Anheuser-Busch Cos., Inc.	43,230
1,370	Hansen Natural Corp. (a)	59,472
670	Molson Coors Brewing Co., Class B	36,073
2,760	PepsiCo, Inc.	213,017

		351,792

Broadcasting/Cable (0.5%)(a)
1,890	Cablevision Systems Corp., Class A	51,087
10,175	Comcast Corp., Class A Special	208,994
1,000	EchoStar Communications Corp., Class A	43,100
4,360	Time Warner Cable, Inc., Class A	113,491

		416,672

Building - Maintenance and Service (0.1%)
590	Rollins, Inc.	17,370
710	Trane Inc	26,064

		43,434

Building Materials (0.0%)
1,690	Builders FirstSource, Inc. (a)	11,695
410	Eagle Materials, Inc.	15,986
150	Layne Christensen Co. (a)	8,542

		36,223

Business Equipment & Services (0.8%)
2,460	Accenture Ltd., Class A	85,018
1,955	Cognos, Inc. (a)	111,982
890	CSG Systems International, Inc. (a)	14,747
670	Deluxe Corp.	21,165
4,535	Fiserv, Inc. (a)	232,782
1,365	Foundry Networks, Inc. (a)	24,065
2,200	Juniper Networks, Inc. (a)	65,384
1,120	Sykes Enterprises, Inc. (a)	20,675
280	The Dun & Bradstreet Corp.	24,984
1,570	Xerox Corp. (a)	26,502

		627,304

Casino Services (0.4%)(a)
2,460	Las Vegas Sands Corp.	278,964

Chemicals (0.7%)
420	Airgas, Inc.	20,782
880	Hercules, Inc.	17,081
370	Innospec, Inc.	6,497
1,290	NOVA Chemicals Corp.	41,718
80	OM Group, Inc. (a)	4,503
70	PPG Industries, Inc.	4,805

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Chemicals, continued:
2,300	Praxair, Inc.	$196,374
900	Rockwood Holdings, Inc. (a)	30,312
3,855	Sigma-Aldrich Corp.	202,966
150	Sinopec Shanghai Petrochemical Co. Ltd. Sponsored ADR	9,444
680	Spartech Corp.	9,289

		543,771

Commercial Services (0.5%)
620	Alliance Data Systems Corp. (a)	48,174
1,120	Convergys Corp. (a)	18,267
3,205	Jacobs Engineering Group, Inc. (a)	268,483
960	Moodys Corp.	36,154

		371,078

Computer Software & Services (1.8%)
6,040	Activision, Inc. (a)	133,786
3,440	BMC Software, Inc. (a)	113,795
4,080	eBay, Inc. (a)	136,803
2,500	Electronic Data Systems Corp.	50,650
420	EMC Corp. (a)	8,093
1,160	GigaMedia Ltd. (a)	21,866
4,340	Liberty Media Corp. - Interactive, Class A (a)	87,451
50	Micros Systems, Inc. (a)	3,607
11,190	Microsoft Corp.	375,984
240	MicroStrategy, Inc. (a)	24,204
500	Omniture, Inc. (a)	14,205
3,240	Oracle Corp. (a)	65,383
530	SPSS, Inc. (a)	19,154
160	SYNNEX Corp. (a)	3,306
2,630	TIBCO Software, Inc. (a)	20,593
12,510	Yahoo!, Inc. (a)	335,393

		1,414,273

Computers & Peripherals (2.3%)
270	Anixter International, Inc. (a)	17,415
1,560	Apple Computer, Inc. (a)	284,263
4,310	Brocade Communications Systems, Inc. (a)	31,420
15,590	Cisco Systems, Inc. (a)	436,832
7,970	Dell, Inc. (a)	195,584
6,410	Hewlett-Packard Co.	327,936
2,230	International Business Machines Corp.	234,551
725	Lexmark International, Inc., Class A (a)	25,288
1,060	Network Appliance, Inc. (a)	26,193
2,930	Palm, Inc.	20,422
6,380	Seagate Technology	164,540
130	Synaptics, Inc. (a)	7,220
350	Systemax, Inc.	6,912

		1,778,576

Consumer Products (0.4%)
450	Alberto-Culver Co.	11,502
2,560	Central Garden & Pet Co. (a)	13,440
600	Church & Dwight Co., Inc.	33,672
1,650	Colgate-Palmolive Co.	132,132
870	Elizabeth Arden, Inc. (a)	20,906
720	JAKKS Pacific, Inc. (a)	18,173
530	Marvel Entertainment, Inc. (a)	14,681
370	Steiner Leisure Ltd. (a)	15,799
160	The Black & Decker Corp.	13,224
920	The Goodyear Tire & Rubber Co. (a)	26,450

		299,979

Consumer Services (0.3%)
650	Ambassadors Group, Inc.	11,921
1,635	Avon Products, Inc.	67,117
1,490	Expedia, Inc. (a)	48,574
880	Netflix, Inc. (a)	20,328
350	Sotheby’s	13,107
820	Weight Watchers International, Inc.	39,155

		200,202

Credit Card ABS (0.0%)
150	Mastercard, Inc., Class A, CLASS A	30,098

Distribution/Wholesale (0.0%)(a)
380	Core-Mark Holding Co., Inc.	10,195

Diversified Manufacturing Operations (1.0%)
270	Ceradyne, Inc. (a)	13,349
790	Checkpoint Systems, Inc. (a)	18,770
340	Cooper Industries Ltd., Class A ADR, CLASS A	17,075
2,690	Danaher Corp.	233,546
640	Donaldson Co., Inc.	29,939
750	Eaton Corp.	66,983
1,610	General Electric Co.	61,647
1,370	Gerber Scientific, Inc. (a)	13,015
30	Insteel Industries, Inc.	341
1,005	ITT Corp.	64,762
1,330	Koppers Holdings, Inc.	51,125
610	Lennox International, Inc.	20,642
690	Siemens AG ADR	104,721
2,700	Tyco International Ltd. ADR	108,351
20	Walter Industries, Inc.	694

		804,960

Drugs Wholesale (0.0%)
760	AmerisourceBergen Corp.	34,481

Education (0.2%)
1,630	Apollo Group, Inc., Class A (a)	124,727
160	Strayer Education, Inc.	28,938

		153,665

Electric Integrated (0.6%)
910	Avista Corp.	19,456
220	Dominion Resources, Inc.	10,391
5,010	DTE Energy Co.	245,740
350	Enel SPA ADR	20,909
1,980	FuelCell Energy, Inc. (a)	17,959
720	Infineon Technologies AG ADR (a)	8,525
1,510	Mirant Corp. (a)	58,271
1,980	Pepco Holdings, Inc.	55,638
210	Progress Energy, Inc.	10,252
1,560	Reliant Energy, Inc. (a)	40,622

		487,763

Electrical Components & Equipment (0.0%)
40	Littelfuse, Inc. (a)	1,334

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Electrical Components & Equipment, continued:
870	Molex, Inc.	$23,977

		25,311

Electronic Components/Instruments (1.3%)
3,625	Amphenol Corp., Class A	157,144
3,540	Emerson Electric Co.	201,851
560	Garmin Ltd.	60,116
1,150	L-3 Communications Holdings, Inc.	127,247
2,410	LG.Philips LCD Co. Ltd. ADR (a)	67,673
1,370	LoJack Corp. (a)	23,989
4,455	Microchip Technology, Inc.	128,259
2,280	Silicon Image Inc. (a)	10,716
890	SiRF Technology Holdings, Inc. (a)	21,440
3,620	Thermo Fisher Scientific, Inc. (a)	208,657
1,320	Tyco Electronics Ltd. ADR	49,355

		1,056,447

Engineering & Construction (0.3%)(a)
1,340	Foster Wheeler Ltd. ADR	199,660

Entertainment (0.5%)
250	Ameristar Casinos, Inc.	7,848
1,170	Cinemark Holdings, Inc.	19,527
400	International Speedway Corp., Class A, CLASS A	17,044
280	Lions Gate Entertainment Corp. (a)	2,584
880	Multimedia Games, Inc. (a)	6,987
8,970	The Walt Disney Co.	297,356
690	Time Warner, Inc.	11,909
1,880	Town Sports International Holdings, Inc. (a)	18,988
820	World Wrestling Entertainment, Inc., Class A	12,923

		395,166

Financial Services (2.3%)
725	Advanta Corp., Class B	7,257
460	Affiliated Managers Group, Inc. (a)	57,155
1,710	Asset Acceptance Capital Corp.	19,323
370	ASTA Funding, Inc.	13,379
3,980	Credit Suisse Group ADR	240,074
4,520	Eaton Vance Corp.	197,795
540	Evercore Partners, Inc.	11,324
710	Interactive Brokers Group, Inc., Class A, CLASS A (a)	20,874
1,460	IntercontinentalExchange, Inc. (a)	243,762
1,580	Merrill Lynch & Co.	94,705
540	Morgan Stanley	28,469
655	National Financial Partners Corp.	29,737
1,380	Nymex Holdings, Inc.	171,879
670	optionsXpress Holdings, Inc.	20,375
1,190	Penson Worldwide, Inc. (a)	18,243
1,545	Raymond James Financial, Inc.	50,182
825	SEI Investments Co.	25,591
3,045	T. Rowe Price Group, Inc.	187,207
650	The Goldman Sachs Group, Inc.	147,316
620	TNS, Inc.	9,746
1,680	TradeStation Group, Inc. (a)	20,042
4,130	UBS AG ADR	208,482

		1,822,917

Food Products & Services (1.5%)
5,010	Archer-Daniels-Midland Co.	182,114
240	Campbell Soup Co.	8,813
3,220	ConAgra Foods, Inc.	80,564
870	Cosan Ltd., Class A ADR (a)	9,440
1,310	Dean Foods Co.	32,671
980	Flowers Foods, Inc.	22,765
1,220	Imperial Sugar Co.	27,840
70	Ingles Markets, Inc., Class A	1,665
6,380	Kraft Foods, Inc., Class A	220,429
800	Performance Food Group Co. (a)	22,152
7,570	Sysco Corp.	246,101
620	The Great Atlantic & Pacific Tea Co., Inc. (a)	18,631
9,870	Unilever NV NY Shares	349,596

		1,222,781

Gas (0.1%)
610	Sempra Energy	38,198
830	Vectren Corp	24,369

		62,567

Health Care (1.2%)
770	Cigna Corp.	41,280
2,025	Coventry Health Care, Inc. (a)	117,207
400	Healthspring, Inc. (a)	7,560
1,220	Hlth Corp. (a)	17,068
670	Humana, Inc. (a)	51,610
500	Lincare Holdings, Inc. (a)	17,095
430	Magellan Health Services, Inc. (a)	19,543
1,830	McKesson Corp.	122,116
570	Molina Healthcare, Inc. (a)	21,369
5,770	UnitedHealth Group, Inc.	317,350
520	WellCare Health Plans, Inc. (a)	20,233
2,180	Wellpoint, Inc. (a)	183,578
520	Zoll Medical Corp. (a)	12,106

		948,115

Home Builders (0.0%)(a)
20	NVR, Inc.	9,840

Home Furnishings (0.4%)
180	American Woodmark Corp.	3,487
480	Lifetime Brands, Inc.	6,153
10,590	Newell Rubbermaid, Inc.	283,600

		293,240

Hotels (0.1%)
1,700	Wyndham Worldwide Corp.	49,589

Human Resources (0.0%)(a)
950	Labor Ready, Inc.	14,298

Industrial Automatic/Robot (0.0%)
760	Intermec, Inc. (a)	16,317
170	Rockwell Automation, Inc.	11,542

		27,859

Insurance (1.4%)
2,380	AFLAC, Inc.	149,083
40	Aspen Insurance Holdings Ltd.	1,152
460	Delphi Financial Group, Inc.	17,682
4,930	Genworth Financial, Inc., Class A	129,363
520	IPC Holdings Ltd.	15,371
1,940	Lincoln National Corp.	119,446
560	Max Capital Group Ltd. ADR	15,854
1,070	Montpelier Re Holdings Ltd.	18,532

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Insurance, continued:
860	Nationwide Financial Services, Inc., Class A, CLASS A	$38,494
390	Odyssey Re Holdings Corp.	15,031
970	OneBeacon Insurance Group Ltd. ADR	20,467
600	Platinum Underwriter Holdings Ltd.	21,792
40	Principal Financial Group, Inc.	2,620
5,100	Prudential Financial, Inc.	480,114
340	Radian Group, Inc.	3,856
930	RAM Holdings Ltd. ADR (a)	5,394
410	The Hartford Financial Services Group, Inc.	39,081
440	XL Capital, Ltd., Class A	25,753

		1,119,085

Internet (0.5%)
680	Dice Holdings, Inc. (a)	6,718
180	Equinix, Inc. (a)	18,740
290	Google, Inc., Class A (a)	200,970
1,020	InfoSpace, Inc.	18,166
2,510	Internap Network Services Corp. (a)	24,975
390	NDS Group plc, Sponsored ADR (a)	22,815
3,560	Orbitz Worldwide, Inc. (a)	28,480
530	Overstock.com, Inc. (a)	12,280
6,040	Qwest Communications International, Inc. (a)	40,045

		373,189

Investment Companies (0.4%)
590	American Capital Strategies Ltd.	22,190
560	Apollo Investment Corp.	9,918
40	KKR Financial Holdings LLC	609
11,030	The Blackstone Group LP	242,660

		275,377

Machinery & Equipment (0.8%)
1,080	H&E Equipment Services, Inc. (a)	18,652
630	Joy Global, Inc.	36,540
130	NACCO Industries, Inc., Class A	13,170
1,580	Raser Technologies, Inc. (a)	19,703
820	Regal Beloit Corp.	38,606
945	Roper Industries, Inc.	59,960
1,020	Tecumseh Products Co., CLASS A (a)	24,245
230	Terex Corp. (a)	14,823
2,760	The Manitowoc Co., Inc.	121,026
330	Toro Co.	18,364
550	TurboChef Technologies, Inc. (a)	8,179
3,190	United Technologies Corp.	238,516
270	Watsco, Inc.	9,788

		621,572

Total Marine Services (0.0%)
2,190	Great Lakes Dredge & Dock Co.	19,513

Media (0.1%)
270	Dolan Media Co. (a)	7,155
1,370	Journal Communications, Inc., Class A	12,467
2,390	Sinclair Broadcast Group, Inc., Class A	24,737
220	XM Satellite Radio Holdings, Inc., Class A, CLASS A (a)	3,432

		47,791

Medical (0.2%)
220	Allergan, Inc.	14,749
310	American Dental Partners, Inc. (a)	6,178
2,200	Covidien Ltd. ADR	88,242
730	Eurand NV ADR (a)	10,841
20	Medicis Pharmaceutical Corp., Class A	538
1,290	NxStage Medical, Inc. (a)	16,589
720	Sucampo Pharmaceuticals, Inc. (a)	9,547

		146,684

Medical - Biotechnology (0.3%)
80	Cambrex Corp.	619
310	Genentech, Inc. (a)	23,637
150	GPC Biotech AG ADR (a)	713
1,020	InterMune, Inc. (a)	16,565
4,165	Pharmaceutical Product Development, Inc.	176,346
770	QIAGEN NV (a)	16,224
700	Tercica, Inc. (a)	4,648

		238,752

Medical Equipment & Supplies (2.2%)
560	Advanced Medical Optics, Inc. (a)	14,123
1,470	Bard (C.R.), Inc.	124,259
480	Baxter International, Inc.	28,738
1,290	Becton, Dickinson & Co.	106,722
260	Haemonetics Corp. (a)	15,083
3,140	Henry Schein, Inc. (a)	185,731
560	Hologic, Inc. (a)	37,178
990	Invacare Corp.	25,740
1,025	Invitrogen Corp. (a)	99,435
5,190	Johnson & Johnson	351,570
4,220	Kinetic Concepts, Inc. (a)	247,461
1,050	LCA-Vision, Inc.	17,073
915	Mentor Corp.	34,395
640	Palomar Medical Technologies, Inc. (a)	11,226
1,120	Quidel Corp. (a)	21,168
710	ResMed, Inc. (a)	32,518
2,950	Stryker Corp.	214,258
1,215	TomoTherapy, Inc. (a)	22,599
200	Ventana Medical Systems, Inc. (a)	17,764
1,460	Zimmer Holdings, Inc. (a)	94,506

		1,701,547

Medical Labs & Testing Services (0.3%)
2,000	Covance, Inc. (a)	174,660
620	Quest Diagnostics, Inc.	34,137

		208,797

Metals - Processing & Fabrication (1.2%)
220	Century Aluminum Co. (a)	12,615
4,790	General Cable Corp. (a)	356,280
300	Haynes International, Inc. (a)	25,353
970	Horsehead Holding Corp. (a)	16,131
410	Metal Management, Inc.	18,868
460	RTI International Metals, Inc. (a)	33,782
2,490	Southern Copper Corp.	275,518

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Metals - Processing & Fabrication, continued:
1,260	Steel Dynamics, Inc.	$63,391
4,050	Ternium SA ADR	152,402
90	United States Steel Corp.	8,793

		963,133

Mining (0.1%)
450	BHP Billiton Ltd. ADR	34,123
2,120	Hecla Mining Co. (a)	24,868

		58,991

Office Furnishing (0.0%)
310	Knoll, Inc.	5,419
550	Miller Herman, Inc.	15,097

		20,516

Oil & Gas Exploration, Production and Services (2.6%)
2,120	Apache Corp.	205,195
2,080	Baker Hughes, Inc.	166,962
230	Cal Dive International, Inc. (a)	2,854
250	Cameron International Corp. (a)	23,308
340	Canetic Resources Trust	4,661
1,960	Chesapeake Energy Corp.	74,186
920	Cnooc Ltd. ADR	169,805
4,420	Complete Production Services, Inc. (a)	78,323
220	Continental Resources, Inc. (a)	5,240
800	Duncan Energy Partners LP	18,224
4,020	EnCana Corp.	262,305
940	Energy Infrastructure Acquisition Corp. (a)	9,466
1,370	Eni S.p.A, Sponsored ADR	98,037
230	Exterran Holdings, Inc. (a)	18,409
140	FMC Technologies, Inc. (a)	7,781
540	Gulf Island Fabrication, Inc.	17,177
685	Helmerich & Payne, Inc.	23,667
770	Hess Corp.	54,839
80	Horizon Offshore, Inc. (a)	1,355
340	Lufkin Industries, Inc.	17,683
200	National-Oilwell Varco, Inc. (a)	13,630
330	Noble Corp. ADR	17,203
110	Noble Energy	7,924
460	Oil States International, Inc. (a)	14,587
90	Parker Drilling Co. (a)	644
5,925	Patterson-UTI Energy, Inc.	111,686
900	Petro-Canada	43,533
1,440	Plains Exploration & Production Co. (a)	72,590
750	Southwest Gas Corp.	21,690
525	Southwestern Energy Co. (a)	26,129
450	Stone Energy Corp. (a)	20,340
2,000	Superior Offshore International, Inc. (a)	12,340
1,320	Tesoro Corp.	64,918
400	TETRA Technologies, Inc. (a)	6,324
180	Transocean, Inc. ADR (a)	24,712
4,480	Valero Energy Corp.	291,514
340	Western Refining, Inc.	9,826
1,330	Whiting Petroleum Corp. (a)	70,118

		2,089,185

Oil - Integrated Companies (1.4%)
290	BP PLC ADR	21,095
200	BP Prudhoe Bay Royalty Trust	14,620
2,740	Chevron Corp.	240,490
790	ConocoPhillips	63,231
5,370	Exxon Mobil Corp.	478,789
4,460	Marathon Oil Corp.	249,314
370	Sunoco, Inc.	24,827

		1,092,366

Packaging & Containers (0.0%)
200	Sonoco Products Co.	6,076

Paper Products (0.2%)
270	Domtar Corp. (a)	2,052
3,360	International Paper Co.	113,400
1,280	Potlatch Corp.	58,765
660	Rock-Tenn Co., CLASS A	17,411

		191,628

Pharmaceuticals (1.5%)
290	Alcon, Inc.	40,351
1,070	Axcan Pharma, Inc. (a)	24,161
5,690	Bristol-Myers Squibb Co.	168,595
770	Cardinal Health, Inc.	46,623
1,295	Charles River Laboratories International, Inc. (a)	82,271
2,680	Genzyme Corp. (a)	200,812
990	Gilead Sciences, Inc. (a)	46,075
150	Ligand Pharmaceuticals, Inc., Class B	736
910	Mannkind Corp. (a)	8,554
5,190	Merck & Co., Inc.	308,078
990	Noven Pharmaceuticals, Inc. (a)	15,672
810	OSI Pharmaceuticals, Inc. (a)	37,770
6,220	Pfizer, Inc.	147,787
630	Sciele Pharma, Inc. (a)	14,062
790	Theravance, Inc. (a)	19,031
270	West Pharmaceutical Services, Inc.	10,144

		1,170,722

Printing & Publishing (0.1%)
220	Lee Enterprises, Inc.	3,080
1,110	The McGraw-Hill Cos., Inc.	54,479
50	Valassis Communications, Inc. (a)	616

		58,175

Real Estate (0.0%)(a)
1,780	HFF, Inc., CLASS A	12,157
REITS (1.1%)
570	Acadia Realty Trust	15,042
14,330	Annaly Capital Management, Inc.	246,619
460	AvalonBay Communities, Inc.	45,742
830	DiamondRock Hospitality Co.	14,376
570	Digital Reality Trust, Inc.	21,751
1,080	Equity One, Inc.	25,564
2,180	Franklin Street Properties Corp.	36,079
1,070	General Growth Properties, Inc.	49,691
520	Highwoods Properties, Inc.	16,500
280	Hospitality Properties Trust	10,231
660	LTC Properties, Inc.	15,536
1,010	OMEGA Healthcare Investors, Inc.	16,332
950	ProLogis	62,149
20	Public Storage	1,547
2,410	Simon Property Group, Inc.	237,264

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
REITS, continued:
610	The Macerich Co.	$47,367

		861,790

Restaurants (0.8%)
150	CEC Entertainment, Inc. (a)	4,275
9,240	Darden Restaurants, Inc.	367,659
660	Jack In the Box, Inc. (a)	19,767
670	O’Charley’s, Inc.	9,990
570	Papa John’s International, Inc. (a)	13,423
870	Ruby Tuesday, Inc.	11,406
1,720	The Cheesecake Factory, Inc. (a)	40,059
4,860	Yum! Brands, Inc.	180,549

		647,128

Retail (2.1%)
1,025	Aeropostale, Inc. (a)	26,189
140	Amazon.com, Inc. (a)	12,678
9,135	Best Buy Co., Inc.	466,342
550	BJ’s Wholesale Club, Inc. (a)	20,598
1,320	Cash America International, Inc.	47,494
3,560	Costco Wholesale Corp.	239,944
7,977	CVS Corp.	319,798
1,145	Dollar Tree Stores, Inc. (a)	32,816
520	EZCORP, Inc., Class A (a)	6,531
1,130	Family Dollar Stores, Inc.	26,612
470	Gymboree Corp. (a)	15,679
780	Home Depot, Inc.	22,277
3,480	Kohl’s Corp. (a)	171,494
1,065	Nordstrom, Inc.	35,720
670	O’Reilly Automotive, Inc. (a)	22,016
710	Office Depot, Inc. (a)	12,169
1,625	PetSmart, Inc.	46,280
820	Rent-A-Center, Inc. (a)	11,611
3,140	Wal-Mart Stores, Inc.	150,406

		1,686,654

Semiconductors (1.0%)
7,295	Altera Corp.	137,000
640	Applied Industrial Technologies, Inc.	19,334
2,600	Asyst Technologies, Inc. (a)	8,944
490	Cymer, Inc. (a)	20,124
510	Cypress Semiconductor Corp. (a)	16,942
560	Genesis Microchip, Inc. (a)	2,822
8,930	Intel Corp.	232,895
440	Kulicke & Soffa Indsustries, Inc. (a)	3,115
740	Mellanox Technologies Ltd. (a)	13,128
715	MEMC Electronic Materials, Inc. (a)	55,470
390	MKS Instruments, Inc. (a)	7,086
3,890	ON Semiconductor Corp. (a)	35,749
820	Semiconductor Manufacturing International Corp. ADR (a)	3,936
860	Semtech Corp. (a)	13,124
4,180	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	41,466
960	Tessera Technologies, Inc. (a)	37,075
5,000	Texas Instruments, Inc.	157,850

		806,060

Software (0.2%)
1,350	Actuate Corp. (a)	10,220
320	Commvault Systems, Inc. (a)	7,126
1,350	Omnicell, Inc. (a)	35,600
1,410	RealNetworks, Inc. (a)	8,700
970	SAP AG ADR	49,683
1,200	Solera Holdings, Inc. (a)	27,612
310	Synchronoss Technologies, Inc. (a)	10,205

		149,146

Technology (0.1%)(a)
110	Dionex Corp.	9,292
30	SAIC, Inc.	598
120	Smart Modular Technologies (WWH), Inc. ADR	1,008
1,020	Universal Display Corp.	16,891
280	Varian, Inc.	19,614
655	Waters Corp.	51,116

		98,519

Telecommunications (1.2%)
1,675	ADTRAN, Inc.	36,331
1,430	Arris Group, Inc. (a)	14,915
2,180	AT&T, Inc.	83,298
610	CommScope, Inc. (a)	24,705
4,890	Deutsche Telekom AG ADR	107,824
1,100	Global Crossing Ltd. (a)	20,163
450	NII Holdings, Inc. (a)	24,822
5,360	Nokia Oyj ADR	210,809
1,740	RCN Corp.	25,265
6,660	RF Micro Devices, Inc. (a)	38,495
1,200	ShoreTel, Inc. (a)	18,624
16,820	Sprint Nextel Corp.	261,046
5,285	Sycamore Networks, Inc. (a)	20,347
1,150	Syniverse Holdings, Inc. (a)	17,963
1,880	TerreStar Corp. (a)	13,630
400	Verizon Communications, Inc.	17,284

		935,521

Telecommunications - Services & Equipment (0.3%)
930	Centennial Communications Corp. (a)	8,277
110	China Telecom Corp. Ltd. ADR	8,883
600	Infinera Corp. (a)	13,086
4,860	QUALCOMM, Inc.	198,191

		228,437

Tobacco & Tobacco Products (0.4%)
1,660	Altria Group, Inc.	128,749
350	British American Tobacco PLC ADR	27,510
1,290	Reynolds American, Inc.	90,326
360	Universal Corp.	19,325
230	UST, Inc.	13,317

		279,227

Transportation (0.1%)
510	Canadian National Railway Co.	25,010
60	DryShips, Inc. ADR	5,669
840	Genesis Lease, Ltd. ADR	15,540
430	Polaris Industries, Inc.	19,591

		65,810

Transportation & Shipping (0.6%)
680	American Commercial Lines, Inc. (a)	11,825
340	Atlas Air Worldwide Holdings, Inc. (a)	17,901

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Shares or Principal Amount	Security Description	Value
Common Stocks, continued:
Transportation & Shipping, continued:
190	CSX Corp.	$7,980
1,560	Double Hull Tankers, Inc.	20,686
1,230	FedEx Corp.	121,118
20	Freightcar America, Inc.	679
730	Horizon Lines, Inc., Class A	14,534
2,640	Norfolk Southern Corp.	135,195
2,450	United Parcel Service, Inc., Class B	180,516

		510,434

Utilities (0.0%)
470	Sierra Pacific Resources	8,084
450	South Jersey Industries, Inc.	16,605

		24,689

Utilities - Electric (0.5%)
1,200	Ameren Corp.	64,620
4,070	American Electric Power Co., Inc.	194,017
610	General Communications, Inc., Class A	16,329
1,370	PG&E Corp.	63,390
360	PNM Resources, Inc.	7,985
1,400	UniSource Energy Corp.	43,302

		389,643

Utilities - Natural Gas (0.0%)
320	Enbridge, Inc.	11,926
70	Nicor, Inc.	2,950
190	Southern Union Co.	5,672

		20,548

Waste Disposal (0.1%)
90	American Ecology Corp.	2,002
1,390	Republic Services, Inc.	46,106
580	Waste Connections, Inc. (a)	18,461

		66,569
Water (0.0%)
180	Veolia Environment ADR	16,704

Total Common Stocks (Cost $31,093,412)		34,026,776

Asset Backed Securities (0.9%)
80,850	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20 (b)	80,888
76,750	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21 (b)	77,454
189,616	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20 (b)	188,903
56,985	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12 (b)	58,849
130,630	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10 (b)	133,523
15,279	Peachtree Franchise Loan LLC, Series 1999-A, Class A1, 6.68%, 1/15/21 (b)	14,209
108,790	PSB Lending Home Loan Owner Trust, Series 1997-4, Class M1, 8.38%, 5/20/24	107,669
20,202	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31	20,764

Total Asset Backed Securities (Cost $639,733)		682,259

Mortgage Backed Securities (13.5%)
400,000	Banc of America Alternative Loan Trust, Series 2007-1, Class 3A28, 6.00%, 4/25/37	382,459
173,853	Banc of America Funding Corp., Series 2003-1, Class A1, 6.00%, 5/20/33	173,201
100,000	Banc of America Funding Corp., Series 2006-4, Class A14, 6.00%, 7/25/36	95,994
115,187	Banc of America Mortgage Securities, Series 2003-1, Class 2A4, 5.00%, 2/25/18	114,431
316,796	Banc of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	312,125
96,995	Banc of America Mortgage Securities, Series 2003-1, Class 2A2, 5.25%, 2/25/18	97,918
30,000	Banc of America Mortgage Securities, Series 2003-9, Class 1A7, 5.50%, 12/25/33	29,752
50,000	Banc of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	43,736
100,000	Chaseflex Trust, Series 2006-2, Class A4, 6.34%, 9/25/36	93,284
50,813	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34	49,957
74,440	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	72,036
47,000	Countrywide Alternative Loan Trust, Series 2003-13T1, Class A9, 5.00%, 8/25/33	38,228
148,000	Countrywide Alternative Loan Trust, Series 2003-15T2, Class A10, 5.00%, 8/25/33	119,423
74,000	Countrywide Alternative Loan Trust, Series 2005-J8, Class 1A6, 5.50%, 7/25/35	65,609
39,000	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37	37,368
56,573	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	56,711
63,643	Countrywide Home Loans, Series 2002-38, Class A2, 5.00%, 2/25/18	63,799

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments Continued

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$142,088	Countrywide Home Loans, Series 2003-14, Class A19, 5.00%, 6/25/33	$141,391
100,675	Countrywide Home Loans, Series 2002-19, Class 2A4, 5.50%, 11/25/17	100,019
31,450	Countrywide Home Loans, Series 2003-20, Class 1A14, 5.50%, 7/25/33	30,175
150,000	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35	141,555
300,229	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	284,546
245,444	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37	235,009
100,494	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	99,837
96,384	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	96,151
86,929	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	86,535
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35	32,631
100,269	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36	96,583
130,165	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	126,022
14,931	Fannie Mae, 5.00%, 3/1/18, Pool #681351	14,970
13,138	Fannie Mae, Series 2002-89, Class QE, 5.00%, 9/25/31	13,100
37,879	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	37,834
95,529	Fannie Mae, Series 1999-18, Class A, 5.50%, 10/18/27	95,951
39,502	Fannie Mae, 6.00%, 5/1/35, Pool #357778	40,168
60,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	62,227
29,695	Fannie Mae, Series 1997-M8, Class A3, 7.23%, 1/25/22	29,984
204,329	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	201,733
272,148	Freddie Mac, 3.50%, 5/1/10, Pool #M80824	263,002
151,879	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	146,285
103,996	Freddie Mac, Series 2543, Class BC, 4.75%, 11/15/21	103,364
28,236	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	28,293
20,007	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	20,048
400,000	Freddie Mac, Series 2877, Class AL, 5.00%, 10/15/24	389,546
122,990	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	121,771
123,024	Freddie Mac, Series 2382, Class DA, 5.50%, 10/15/30	124,763
65,975	Freddie Mac, Series 2579, Class KJ, 5.50%, 3/15/33	66,727
23,849	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	23,891
35,891	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	36,471
8,743	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	8,997
65,387	Freddie Mac, Series 2302, Class J, 6.50%, 4/15/31	67,319
31,635	Freddie Mac, 6.67%, 6/1/28, Pool #605508 (c)	31,980
296,745	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22	316,201
11,006	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	11,302
98,194	Government National Mortgage Assoc., 6.31%, 9/20/32, Pool # 575624	101,321
157,381	Government National Mortgage Assoc., 6.31%, 9/20/32, Pool # 575653	162,391
79,878	Government National Mortgage Assoc., 6.31%, 11/20/32, Pool # 575678	82,421
71,330	Government National Mortgage Assoc., 6.31%, 12/20/32, Pool # 575723	73,601
122,812	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool # 612258	126,678
19,575	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	20,780
61,260	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	64,971
766	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool # 423563	828
103,772	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	103,094
43,452	GSR Mortgage Loan Trust, Series 2006-10F, Class 5A1, 6.00%, 1/25/27	44,219
40,106	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	39,737
326,777	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34	329,840

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments Continued

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$200,091	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	$203,780
41,999	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	42,313
155,122	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	154,395
420,000	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35	395,552
175,000	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 4.98%, 5/25/35	166,727
100,000	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36	100,156
134,140	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	131,260
400,000	Residential Accredit Loans, Inc., Series 2006-QS10, Class A8, 6.00%, 8/25/36	404,045
400,000	Residential Accredit Loans, Inc., Series 2007-QS6, Class A6, 6.25%, 4/25/37	408,420
50,000	Residential Asset Loans, Inc, Series 2006-QS5, Class A9, 6.00%, 5/25/36	46,777
127,239	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.20%, 9/25/33	118,921
79,226	Residential Asset Securitization Trust, Series 2003-A6, Class A1, 4.50%, 7/25/33	77,351
42,241	Residential Asset Securitization Trust, Series 2003-A7, Class A2, 4.85%, 7/25/33	42,048
200,000	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35	189,150
130,356	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	128,512
300,000	Structured Asset Securities Corp., Series 2005-3, Class 1A8, 5.75%, 3/25/35	288,142
79,139	Structured Asset Securities Corp., Series 2003-10, Class A, 6.00%, 4/25/33	79,684
28,116	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	27,431
141,288	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS8, Class 2A1, 5.25%, 12/25/17	139,691
443,558	Wells Fargo Mortgage Backed Securities, Series 2004-5, Class 1A1, 5.00%, 6/25/19	441,438
130,074	Wells Fargo Mortgage Backed Securities, Series 2004-7, Class 2A2, 5.00%, 7/25/19	129,465
226,377	Wells Fargo Mortgage Backed Securities, Series 2006-11, Class A8, 6.00%, 9/25/36	226,659

Total Mortgage Backed Securities (Cost $10,680,597)		10,664,210

Corporate Bonds (4.8%)
Aerospace/Defense (0.7%)
500,000	Boeing Capital Corp., 6.50%, 2/15/12	539,285
Financial - Leasing Company (0.8%)

600,000	International Lease Finance Corp., 5.32%, 12/9/07	599,934

Financial Services (1.3%)
250,000	Alesco Preferred Funding Ltd., Series 6A, Class C1, 6.81%, 3/23/35 (c)(d)	248,125
110,000	Household Finance Corp., 6.70%, 9/15/09	113,874
291,256	Preferred Term Securities XXIII, 6.15%, 12/22/36 (b)(c)	233,733
250,000	Reg Diversified Funding, 6.40%, 1/25/36 (c)(d)	241,875
250,000	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 6.33%, 8/5/36 (c)(d)	208,750
		1,046,357
Retail (0.3%)
250,000	Wal-Mart Stores, Inc., 7.25%, 6/1/13	280,124
Security Brokers & Dealers (1.2%)
340,000	Bear Stearns Co., Inc., 5.55%, 1/22/17	308,787
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	192,579
125,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	123,923
350,000	Lehman Brothers Holdings, Inc., 6.50%, 7/19/17	352,568
		977,857
Telecommunications (0.5%)
250,000	AT&T, Inc., 6.25%, 3/15/11	260,352

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Principal Amount	Security Description	Value
Corporate Bonds, continued:
Telecommunications, continued:
$100,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	$105,093

		365,445

Total Corporate Bonds (Cost $3,869,572)		3,809,002
Taxable Municipal Bond (0.5%)
Georgia (0.5%)
350,000	Cedartown Development Authority, Revenue, 7.00%, 2/1/22, Callable 2/1/08 @ 101, Insured by: AMBAC *	354,298
U.S. Government Agency Securities (12.9%)
	Fannie Mae
100,000	3.00%, 6/19/08, Continuously Callable @ 100	99,191
200,000	4.00%, 1/28/08, Continuously Callable @ 100 (c)	199,924
50,000	4.00%, 12/3/08, Callable 12/03/08 @ 100 (c)*	50,010
150,000	4.00%, 1/14/10, Continuously Callable @ 100 (c)	150,000
87,000	4.00%, 12/16/14, Continuously Callable @ 100 (c)	86,737
500,000	4.16%, 6/11/13, Continuously Callable @ 100	495,234
110,000	4.25%, 7/14/15, Continuously Callable @ 100 (c)	110,000
500,000	4.38%, 8/18/08 (c)	500,053
35,000	4.88%, 4/26/19, Callable 12/28/07 @ 100 (c)*	35,006
112,000	5.00%, 10/20/10, Continuously Callable @ 100 (c)	112,021
19,000	5.00%, 11/4/11, Callable 12/28/07 @ 100 (c)*	19,005
250,000	5.00%, 4/11/14, Callable 1/11/08 @ 100 (c)*	250,218
250,000	5.00%, 11/28/14, Callable 2/28/08 @ 100 (c)*	250,459
100,000	5.00%, 12/22/14, Continuously Callable @ 100 (c)	100,014
145,000	5.13%, 2/29/16, Continuously Callable @ 100 (c)	145,027
25,000	5.25%, 4/13/15, Callable 1/13/08 @ 100 (c)*	25,029
380,000	5.25%, 8/1/18, Callable 2/1/08 @ 100 (c)*	380,726
60,000	5.38%, 9/16/16, Continuously Callable @ 100 (c)	60,015
50,000	5.50%, 8/23/13, Continuously Callable @ 100 (c)	50,014
1,000,000	Federal Farm Credit Bank, 4.48%, 6/10/13, Continuously Callable @ 100	996,731
	Federal Home Loan Bank
200,000	3.00%, 12/19/07*	199,840
25,000	3.00%, 6/18/08, Continuously Callable @ 100	24,800
170,000	4.00%, 4/20/09, Continuously Callable @ 100	169,856
175,000	4.00%, 9/30/09, Callable 12/30/07 @ 100(c)*	175,042
410,000	4.00%, 6/19/13, Callable 12/19/07 @ 100 (c)*	409,121
200,000	4.00%, 6/26/13, Callable 12/26/07 @ 100 (c)*	199,779
300,000	4.00%, 11/18/14, Callable 02/18/08 @ 100(c)*	299,152
250,000	4.00%, 3/30/16, Callable 12/30/07 @ 100 (c)*	250,128
175,000	4.45%, 2/23/10, Callable 02/23/08 @ 100*	175,125
100,000	4.50%, 12/30/08, Continuously Callable @ 100 (c)	100,036
200,000	4.50%, 6/5/18, Callable 12/5/07 @ 100 (c)*	199,683
166,667	4.75%, 4/30/14, Callable 1/30/08 @ 100 (c)*	166,806
100,000	5.00%, 7/23/08, Callable 1/23/08 @ 100 (c)*	100,085
100,000	5.00%, 2/17/15, Callable 02/17/08 @ 100 (c)*	100,150
200,000	5.00%, 5/21/18, Callable 2/21/08 @ 100 (c)*	200,414
350,000	5.00%, 7/16/18, Callable 1/16/08 @ 100 (c)*	344,126
50,000	5.05%, 3/12/13, Continuously Callable @ 100	50,003
250,000	5.20%, 9/20/13, Continuously Callable @ 100	250,015
370,000	5.25%, 11/21/12, Continuously Callable @ 100	370,027
	Freddie Mac
50,000	3.60%, 8/13/08, Callable 2/13/08 @ 100*	49,739
250,000	4.00%, 5/30/08, Continuously Callable @ 100 (c)	249,280
85,000	4.00%, 2/15/09, Continuously Callable @ 100 (c)	85,000
50,000	4.00%, 4/8/13, Continuously Callable @ 100 (c)	49,981
156,000	4.00%, 5/15/18, Continuously Callable @ 100 (c)	155,300
100,000	4.00%, 6/25/18, Continuously Callable @ 100 (c)	99,550
250,000	4.50%, 11/18/09, Continuously Callable @ 100 (c)	253,767
300,000	4.50%, 1/15/14, Continuously Callable @ 100 (c)	300,005
200,000	4.63%, 12/15/10, Continuously Callable @ 100 (c)	200,006
105,000	4.75%, 3/15/15, Continuously Callable @ 100 (c)	105,003
175,000	5.00%, 12/15/13, Continuously Callable @ 100 (c)	175,008
129,000	5.00%, 12/15/13, Continuously Callable @ 100 (c)	129,006

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio Investments

November 30, 2007

(Unaudited)

Shares or Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$30,000	5.00%, 2/15/17, Callable 2/15/09 @ 100 (c)*	$30,288
25,000	5.00%, 4/12/19, Callable 04/12/08 @ 100 (c)*	25,062
135,000	5.00%, 7/29/19, Continuously Callable @ 100 (c)	135,007
30,000	5.00%, 10/15/22, Callable 12/24/07 @ 100 (c)*	29,694
100,000	5.13%, 8/1/18, Callable 02/01/08 @ 100 (c)*	100,167
50,000	5.25%, 12/15/17, Continuously Callable @ 100 (c)	50,003
95,000	5.50%, 12/24/18, Continuously Callable @ 100 (c)	95,007

Total U.S. Government Agency Securities (Cost $10,052,567)		10,216,475

U.S. Treasury Obligations (9.0%)
	U.S. Treasury Bonds
1,100,000	5.38%, 2/15/31	1,250,391
850,000	5.50%, 8/15/28	970,726
	U.S. Treasury Notes
500,000	3.88%, 2/15/13	510,000
500,000	4.00%, 2/15/14	511,367
650,000	4.25%, 8/15/14	671,735
1,000,000	4.25%, 11/15/14	1,031,328
1,000,000	4.50%, 11/15/15	1,043,672
750,000	4.50%, 2/15/16	781,817
300,000	4.63%, 2/15/17	314,953

Total U.S. Treasury Obligations (Cost $6,635,225)		7,085,989

Investment Companies (13.9%)
76,470	iShares MSCI EAFE Index Fund	6,343,187
30,210	iShares MSCI Emerging Markets Index	4,662,007

Total Investment Companies (Cost $5,704,181)		11,005,194

Option (0.0%)(a)
Oil & Gas Exploration, Production and Services (0.0%)
250	Bois d’Arc Energy, Inc.	4,900

Total Option (Cost $250)		4,900

Investments in Affiliate (1.0%)
815,108	American Performance Institutional Cash Management Fund	815,108
Total Investments in Affiliate (Cost $815,108)		815,108

Total Investments (Cost $69,845,260)(e)—99.5%		78,664,211
Other assets in excess of liabilities — 0.5%		403,553

NET ASSETS — 100.0%		$79,067,764

(a)	Non-income producing security.

(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees.

(c)	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at November 30, 2007. The date presented reflects the final maturity date.

(d)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.

(e)	Represents cost for financial reporting purposes.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt

AMBAC	American Municipal Bond Assurance Corp.

SPA	Standby Purchase Agreement

See accompanying notes to schedules of portfolio investments

AMERICAN PERFORMANCE FUNDS

U.S. Tax-Efficient Large Cap Equity Fund

Schedule of Portfolio Investments

November 30, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks (100.1%)
Aerospace/Defense (1.2%)
1,590	The Boeing Co.	$147,139

Apparel Manufacturers (4.3%)
5,420	Coach, Inc. (a)	201,299
4,965	NIKE, Inc., Class B	325,952

		527,251
Banking (3.4%)
3,500	Bank of America Corp.	161,455
5,290	Synovus Financial Corp.	131,668
2,880	Wachovia Corp.	123,840

		416,963

Beverages (2.1%)
3,355	PepsiCo, Inc.	258,939

Broadcasting/Cable (3.2%)(a)
13,657	Comcast Corp., Class A Special	280,515
4,415	Time Warner Cable, Inc., Class A	114,922

		395,437

Business Equipment & Services (1.0%)(a)
2,375	Fiserv, Inc.	121,909

Casino Services (2.4%)(a)
2,585	Las Vegas Sands Corp.	293,139

Chemicals (3.6%)
3,100	Praxair, Inc.	264,678
3,550	Sigma-Aldrich Corp.	186,907

		451,585

Commercial Services (2.1%)(a)
3,110	Jacobs Engineering Group, Inc.	260,525

Computer Software & Services (4.6%)(a)
5,410	eBay, Inc.	181,397
14,410	Yahoo!, Inc.	386,332

		567,729

Computers & Peripherals (5.4%)
9,780	Cisco Systems, Inc. (a)	274,036
10,480	Dell, Inc. (a)	257,179
5,115	Seagate Technology	131,916

		663,131

Consumer Products (1.4%)
2,195	Colgate-Palmolive Co.	175,776

Diversified Manufacturing Operations (2.5%)
3,570	Danaher Corp.	309,947

Electronic Components/Instruments (8.2%)
3,895	Amphenol Corp., Class A	168,848
4,725	Emerson Electric Co.	269,419
1,575	L-3 Communications Holdings, Inc.	174,274
4,255	Microchip Technology, Inc.	122,501
4,865	Thermo Fisher Scientific, Inc. (a)	280,419

		1,015,461

Entertainment (1.1%)
4,280	The Walt Disney Co.	141,882

Financial Services (4.6%)
5,265	Eaton Vance Corp.	230,397
2,095	Merrill Lynch & Co.	125,574
3,515	T. Rowe Price Group, Inc.	216,102

		572,073

Food Products & Services (3.2%)
4,300	Archer-Daniels-Midland Co.	156,305
7,580	Sysco Corp.	246,426

		402,731

Health Care (1.8%)(a)
2,585	Wellpoint, Inc.	217,683

Insurance (5.2%)
3,205	AFLAC, Inc.	200,761
2,620	Lincoln National Corp.	161,313
2,935	Prudential Financial, Inc.	276,301

		638,375

Machinery & Equipment (3.6%)
2,820	The Manitowoc Co., Inc.	123,657
4,275	United Technologies Corp.	319,642

		443,299

Medical - Biotechnology (1.3%)
3,690	Pharmaceutical Product Development, Inc.	156,235

Medical Equipment & Supplies (6.2%)
1,525	Bard (C.R.), Inc.	128,908
1,710	Becton, Dickinson & Co.	141,468
3,510	Henry Schein, Inc. (a)	207,617
3,925	Stryker Corp.	285,073

		763,066

Medical Labs & Testing Services (1.5%)(a)
2,100	Covance, Inc.	183,393

Oil & Gas Exploration, Production and Services (4.8%)
2,845	Apache Corp.	275,368
2,805	Baker Hughes, Inc.	225,157
4,760	Patterson-UTI Energy, Inc.	89,726

		590,251

Oil - Integrated Companies (1.8%)
2,575	Exxon Mobil Corp.	229,587

Pharmaceuticals (2.3%)
3,115	Bristol-Myers Squibb Co.	92,298
2,580	Genzyme Corp. (a)	193,319

		285,617

Retail (7.6%)
5,775	Best Buy Co., Inc.	294,814
10,638	CVS Corp.	426,477
4,465	Kohl’s Corp. (a)	220,035

		941,326

Semiconductors (5.3%)
8,065	Altera Corp.	151,461
11,430	Intel Corp.	298,094
6,720	Texas Instruments, Inc.	212,150

		661,705

Telecommunications - Services & Equipment t (2.1%)
6,505	QUALCOMM, Inc.	265,274

Transportation & Shipping (2.3%)
1,635	FedEx Corp.	160,999

AMERICAN PERFORMANCE FUNDS

U.S. Tax-Efficient Large Cap Equity Fund

Schedule of Portfolio Investments, Continued

November 30, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Transportation & Shipping, continued:
2,435	Norfolk Southern Corp.	$124,696

		285,695

Total Common Stocks (Cost $9,623,824)		12,383,123

Investments In Affiliates (0.5%)
61,507	American Performance Institutional Cash Management Fund	61,507

Total Investments In Affiliate (Cost $61,507)		61,507

Total Investments (Cost $9,685,331)(b)—100.6%		12,444,630
Liabilities in excess of other assets — (0.6)%		(78,572)

NET ASSETS — 100.0%		$12,366,058

(a)	Non-income producing security.

(b)	Represents cost for financial reporting purposes.

See accompanying notes to schedules of portfolio investments

AMERICAN PERFORMANCE FUNDS

Notes to Schedules of Portfolio Investments

November 30, 2007 (Unaudited)

1.	Organization:

The American Performance Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company. As of November 30, 2007, the Trust offers shares of the U.S. Treasury Fund, the Cash Management Fund, the Tax-Free Money Market Fund, (individually referred to as a “Money Market Fund,” and collectively the “Money Market Funds”), the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, and the U.S. Tax-Efficient Large Cap Equity Fund (individually referred to as a “Fund” and collectively, “the Trust” or “the Funds”). The Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund and the U.S. Tax-Efficient Large Cap Equity Funds are authorized to issue an unlimited number of shares in two classes of shares for each Fund: No-Load Investor Shares (the “Investor Shares”) and Institutional Shares. Beginning on January 1, 2007, the Money Market Funds are authorized to issue an unlimited number of shares in four classes of shares for each Money Market Fund: the Administrative Shares, the Institutional Shares, the Select Shares and the Service Shares. As of November 30, 2007, the Select Shares of the U.S. Treasury Fund and the Cash Management Fund are not yet offered for sale. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (12b-1) fees paid by Administrative, Investor, and Service Shares, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

AMERICAN PERFORMANCE FUNDS

Notes to Schedules of Portfolio Investments, Continued

November 30, 2007 (Unaudited)

The following is an overview of how securities will be valued in the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, and the U.S. Tax-Efficient Large Cap Equity Fund (“the Variable Net Asset Value Funds”).

Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through an independent national pricing service approved by the Board of Trustees.

Domestic equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price). If there have been no sales for that day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded.

Fixed income securities will be valued using matrix pricing as determined by a Board approved independent pricing service. Short term fixed income securities are valued at amortized cost, which approximates current value.

Open-ended mutual fund investments will be valued at the most recently calculated net asset value. Closed ended mutual funds are valued at their fair values based upon the latest available sale price.

Repurchase agreements will be valued at original cost.

In cases where market prices for portfolio securities are not readily available, a Pricing Committee established and appointed by the Trust’s Board of Trustees determines in good faith, subject to Trust procedures, the fair value of such portfolio securities.

Security Transactions and Related Income:

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Purchased on a When-issued Basis:

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities equal in value to commitments for when-issued securities.

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Schedules of Portfolio Investments, Continued

November 30, 2007 (Unaudited)

Restricted and Illiquid Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (The “1933Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At November 30 2007, the Short-Term Income Fund, Intermediate Bond Fund, Bond Fund, and Balanced Fund held illiquid restricted securities representing 1.78%, 2.13%, 1.91%, and 1.00% of net assets, respectively.

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which the respective investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

3.	Concentration of Credit Risk:

The Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry sector.

The Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund had the following concentration by industry sector as of November 30, 2007, (as a percentage of value):

	Tax-Free Money Market Fund	Intermediate Tax-Free Bond Fund
Development	15.96%	1.87%
Education	15.31%	22.47%
Facilities	21.78%	23.96%
General Obligation	1.46%	24.92%
Higher Education	1.83%	8.63%

Continued

AMERICAN PERFORMANCE FUNDS

Notes to Schedules of Portfolio Investments, Continued

November 30, 2007 (Unaudited)

Housing	1.16%	—
Investment Companies	0.01%	1.72%
Medical	20.34%	4.53%
Pollution	9.08%	0.87%
Revenue	—	—
Taxation	—	0.16%
Transportation	13.07%	0.65%
Utilities	—	2.05%
Water	—	8.17%

Total	100.00%	100.00%

4.	Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

At November 30, 2007, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation is as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appriciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Intermediate Tax-Free Bond Fund	$14,945,035	$395,140	$(1,640)	$393,500
Short-Term Income Fund	218,956,971	1,871,543	(1,780,025)	91,518
Intermediate Bond Fund	98,929,138	2,140,891	(982,489)	1,158,402
Bond Fund	67,523,598	1,531,317	(806,091)	725,226
Balanced Fund	70,398,664	10,454,106	(2,188,559)	8,265,547
U.S. Tax-Efficient Large Cap Equity Fund	9,701,603	2,932,379	(189,352)	2,743,027

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Performance Funds

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Treasurer

Date January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Treasurer

Date January 29, 2008

By (Signature and Title)*	/s/ Jennifer J. Hankins
Jennifer J. Hankins, President

Date January 29, 2008

*	Print the name and title of each signing officer under his or her signature.